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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243

                           The Gabelli Utility Trust
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               (Exact name of registrant as specified in charter)

                              One Corporate Center
                             Rye, New York 10580-1422
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              (Address of principal executive offices) (Zip code)

                                Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                             Rye, New York 10580-1422
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

            Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   1
The Gabelli Utility Trust

                           Investment Company Report

JSFC SISTEMA
SECURITY         48122U204         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    02-Aug-2010
ISIN             US48122U2042      AGENDA          702553098 - Management

                                                                                                 FOR/AGAINST
ITEM  PROPOSAL                                                            TYPE        VOTE       MANAGEMENT
----  ------------------------------------------------------------------  ----------  ---------  -----------
1     Approve the related party transaction entering into a Guarantee     Management  No Action
      Agreement with OJSC Svyazinvest as a security for fulfillment by
      CJSC Sistema-Inventure  hereinafter - 'Borrower'   of obligations
      under the Agreement on exchange of OJSC MGTS shares  PSRN
      1027739285265  for the shares of CJSC Sky Link  PSRN
      1037702026691 , entered into by the Borrower and OJSC
      Svyazinvest hereinafter - 'Lender' , under which the Lender undertakes to transfer to the Borrower 22,352,150 ordinary registered shares of OJSC MGTS  state registration number 1-05-
      00083-A , which accounts for 28% of the total amount of
      outstanding ordinary registered shares of OJSC MGTS  or 23.3%
      of the total amount of issued and placed CONTD
CONT  CONTD ordinary and preference shares of MGTS  with the total        Non-Voting
      value of RUR-9,750,000,000  hereinafter-MGTS Shares , and the
      Borrower undertakes to-transfer to the Lender in return 6,482,736 ordinary registered shares of CJSC-Sky Link  state registration number 1-01-44980-H , which accounts for 50% of-the total
      amount of outstanding ordinary registered shares of CJSC Sky
      Link-effectively accounting for 100% of outstanding ordinary
      registered shares of-CJSC Sky Link   with the total value of
      9,300,000,000 rubles  hereinafter-Sky-Link Shares  and pay up the difference in the value of MGTS shares and Sky-Link shares being the subject of the transaction, in the amount of RUB-
      450,000,000.00  hereinafter-Exchange Agreement , on the
      specified terms

ORMAT INDUSTRIES LTD
SECURITY              M7571Y105         MEETING TYPE    Special General Meeting
TICKER SYMBOL                           MEETING DATE    31-Aug-2010
ISIN                  IL0002600182      AGENDA          702561665 - Management

                                                                                            FOR/AGAINST
ITEM  PROPOSAL                                                            TYPE        VOTE  MANAGEMENT
----  ------------------------------------------------------------------  ----------  ----  -----------
      AS A CONDITION OF VOTING, ISRAELI MARKET                            Non-Voting
      REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER
      YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
      THIS COMPANY. SHOULD E-ITHER BE THE CASE, PLEASE
      CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO
      THAT W-E MAY LODGE YOUR INSTRUCTIONS
      ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-
      PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
 1.1  Appointment of Yarom Ariav as an External Director for a statutory  Management  For   For
      3 year period
 1.2  Appointment of Yaakov Yerushalmi as an External Director for a      Management  For   For
      statutory 3 year period
 2    Approve to grant to Mr. Ariav and to Mr Yerushalmi of an            Management  For   For
      indemnity undertaking, limited in the aggregate together with the other D&O to 25% of the shareholders equity

ORMAT INDUSTRIES LTD
SECURITY                M7571Y105         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                             MEETING DATE    31-Aug-2010
ISIN                    IL0002600182      AGENDA          702562934 - Management

                                                                                           FOR/AGAINST
ITEM  PROPOSAL                                                           TYPE        VOTE  MANAGEMENT
----  -----------------------------------------------------------------  ----------  ----  -----------
CMMT  AS A CONDITION OF VOTING, ISRAELI MARKET                           Non-Voting
      REGULATIONS REQUIRE THAT YOU-DISCLOSE WHETHER
      YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN
      THIS COMPANY.-SHOULD EITHER BE THE CASE, PLEASE
      CONTACT YOUR CLIENT SERVICE REPRESENTATIVE-SO
      THAT WE MAY LODGE YOUR INSTRUCTIONS
      ACCORDINGLY. IF YOU DO NOT HAVE A-CONTROLLING OR
      PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL
1     Approve to discuss the financial statements and Directors' report  Management  For   For
      for the year 2009
2     Re-appoint Accountant-Auditors                                     Management  For   For

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   2
The Gabelli Utility Trust

COMSTAR-UNITED TELESYSTEMS OJSC, MOSCOW
SECURITY         47972P208         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    22-Sep-2010
ISIN             US47972P2083      AGENDA          702582140 - Management

                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                              TYPE        VOTE  MANAGEMENT
----  --------------------------------------------------------------------  ----------  ----  -----------
 1.1  Approve the transaction connected with the possibility of             Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on the
      basis of its bookkeeping accounts as at the last reporting date 30
      JUN 2010, and namely conclusion with Open Joint Stock
      Company long-distance and international telecommunications
      "Rostelecom" of Supplementary Agreement to Agreement for sale
      & purchase of securities [ordinary registered non-documentary shares of SVYAZINVEST - Telecommunication Investment Joint-
      Stock Company [OJSC Svyazinvest] of 20 MAY 2010, 568-10-
      04/11-10-02 [hereinafter-Agreement] on the following substantial conditions: as specified
 1.2  Approve the transaction connected with the possibility of             Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on the
      basis of its bookkeeping accounts as at the last reporting date 30
      JUN 2010, and namely conclusion with Open Joint Stock
      Company long-distance and international telecommunications
      "Rostelecom" of Supplementary Agreement to Agreement for sale and purchase of ordinary registered nondocumentary shares of
      SVYAZINVEST - Telecommunication Investment Joint-Stock
      Company [OJSC Svyazinvest] [hereinafter -Agreement], which may be concluded as the result of acceptance by OJSC
      Rostelecom of OJSC COMSTAR-UTS irrevocable offer on the
      following substantial conditions: as specified
 1.3  Approve the transaction connected with the possibility of             Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on the
      basis of its bookkeeping accounts as at the last reporting date 30
      JUN 2010, and namely conclusion with Open Joint Stock
      Company long-distance and international telecommunications
      "Rostelecom" of Supplementary Agreement to Agreement for sale
      & purchase of ordinary registered nondocumentary shares of
      SVYAZINVEST - Telecommunication Investment Joint-Stock
      Company [OJSC Svyazinvest] [hereinafter-Agreement], which
      may be concluded as the result of acceptance by OJSC
      COMSTAR-UTS of OJSC Rostelecom irrevocable offer on the
      following substantial conditions: as specified
 1.4  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its bookkeeping accounts as at the last reporting date
      30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications "Rostelecom"
      of Agreement for sale and purchase of ordinary registered non-
      documentary shares of the Open joint-stock Company
      SVYAZINVEST- Telecommunication Investment Joint-Stock
      Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2012 as a result of acceptance by OJSC
      COMSTAR-UTS of OJSC Rostelecom irrevocable offer on the
      following substantial conditions: as specified
 1.5  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its bookkeeping accounts as at the last reporting date
      30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications "Rostelecom"
      of Agreement for sale & purchase of ordinary registered non-
      documentary shares of the SVYAZINVEST- Telecommunication
      Investment Joint-Stock Company [OJSC Svyazinvest] which may be concluded not later than 30 MAY 2013 as a result of
      acceptance by OJSC COMSTAR-UTS of OJSC Rostelecom
      irrevocable offer on the following substantial conditions: as specified
 1.6  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its bookkeeping accounts as at the last reporting date
      30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications "Rostelecom"
      of Agreement for sale & purchase of ordinary registered non-
      documentary shares of the SVYAZINVEST- Telecommunication
      Investment Joint-Stock Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2014 as a result of
      acceptance by OJSC COMSTAR-UTS of OJSC Rostelecom
      irrevocable offer on the following substantial conditions: as specified
 1.7  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its bookkeeping accounts as at the last reporting date
      30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications "Rostelecom"
      of Agreement for sale & purchase of ordinary registered non-
      documentary shares of the SVYAZINVEST - Telecommunication
      Investment Joint-Stock Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2012 as a result of
      acceptance by OJSC Rostelecom of OJSC COMSTAR-UTS
      irrevocable offer on the following substantial conditions: as specified

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   3
The Gabelli Utility Trust

                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                              TYPE        VOTE  MANAGEMENT
----  --------------------------------------------------------------------  ----------  ----  -----------
 1.8  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its bookkeeping accounts as at the last reporting date
      30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications "Rostelecom"
      of Agreement for sale & purchase of ordinary registered non-
      documentary shares of the SVYAZINVEST- Telecommunication
      Investment Joint-Stock Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2013 as a result of
      acceptance by OJSC Rostelecom of OJSC COMSTAR-UTS
      irrevocable offer on the following substantial conditions: as specified
 1.9  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its bookkeeping accounts as at the last reporting date
      30 JUN 2010, namely conclusion with Open joint-stock Company long-distance and international telecommunications "Rostelecom"
      of Agreement for sale & purchase of ordinary registered non-
      documentary shares of the SVYAZINVEST - Telecommunication
      Investment Joint-Stock Company [OJSC Svyazinvest], which may be concluded not later than 30 MAY 2014 as a result of
      acceptance by OJSC Rostelecom of OJSC COMSTAR-UTS
      irrevocable offer on the following substantial conditions: as specified
1.10  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its bookkeeping accounts as at the last reporting date
      30 JUN 2010, namely conclusion with the Open joint-stock
      Company long-distance and international telecommunications
      "Rostelecom" of Agreement for sale & purchase of ordinary
      registered non-documentary shares of the SVYAZINVEST -
      Telecommunication Investment Joint-Stock Company [OJSC
      Svyazinvest], which may be concluded not later than 30 MAY
      2012 as the result of acceptance by OJSC COMSTAR-UTS's of
      OJSC Rostelecom's irrevocable offer on the following substantial
      Conditions: as specified
1.11  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its book keeping accounts as at the last reporting date
      30 JUN 2010, namely conclusion with the Open joint-stock
      Company long-distance and international telecommunications
      "Rostelecom" of Agreement for sale & purchase of ordinary
      registered non-documentary shares of the SVYAZINVEST -
      Telecommunication Investment Joint-Stock Company [OJSC
      Svyazinvest], which may be concluded not later than 30 MAY
      2013 as the result of acceptance by OJSC COMSTAR-UTS s of
      OJSC Rostelecom's irrevocable offer on the following substantial conditions: as specified
1.12  Approve the transaction, connected with the possibility of            Management  For   For
      acquisition or alienation by OJSC COMSTAR-UTS, directly or indirectly, of property whose value is 10 [ten] and more per cent of the book-value of OJSC COMSTAR-UTS's assets determined on
      the basis of its bookkeeping accounts as at the last reporting date
      30 MAY 2010, namely conclusion with the Open joint-stock
      Company long-distance and international telecommunications
      "Rostelecom" of Agreement for sale & purchase of ordinary
      registered non-documentary shares of the SVYAZINVEST -
      Telecommunication Investment Joint-Stock Company [OJSC
      Svyazinvest], which may be concluded not later than 30 MAY
      2014 as the result of acceptance by OJSC COMSTAR-UTS's of
      OJSC Rostelecom's irrevocable offer on the following substantial conditions as specified
1.13  Approve the transaction conclusion of Supplementary agreement         Management  For   For
      6 to Agreement on establishment of the non-revolving credit facility 9463 of 08 JUN 2007, concluded between OJSC
      COMSTAR-UTS and Sberbank of Russia OJSC [hereinafter-
      Credit agreement], on the following substantial conditions: as specified

COMSTAR-UNITED TELESYSTEMS OJSC, MOSCOW
SECURITY         47972P208         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    02-Nov-2010
ISIN             US47972P2083      AGENDA          702629633 - Management

                                                                                                   FOR/AGAINST
ITEM  PROPOSAL                                                              TYPE        VOTE       MANAGEMENT
----  --------------------------------------------------------------------  ----------  ---------  -----------
1     Insert the following amendments into the Charter of OJSC              Management  No Action
      Comstar-UTS: to change Item 20.3 of the Charter to read as follows: "The redeemed shares shall come at Company's disposal and shall be realized at their market value within one year of their redemption. These shares shall not grant the voting rights, or be taken into consideration when counting votes or entitle one to dividends. They shall be realized at the price not lower than their market value within one year of their title transfer to the Company, or, otherwise, the General meeting of Shareholders shall adopt a resolution to decrease the Company's charter capital by retiring such shares"; CONTD
CONT  CONTD and to change Item 27.4 of the Charter to read as follows:      Non-Voting
      "The-resolutions of the General meeting of Shareholders, adopted on the issues not-included in the agenda of General meeting of
      Shareholders (except when the-meeting is attended by all the
      Company's shareholders), or in violation of-the competence of the
      General meeting of Shareholders, in the absence of-quorum
      needed for conducting the General meeting of Shareholders or without a-required majority vote, shall not be valid regardless of whether they shall-be appealed in court"; and the President of
      OJSC Comstar-UTS is to ensure the-registration by government authorities of amendments to the Charter of OJSC-Comstar-UTS in accordance with this resolution
2     Approve the restated By-Law on the Board of Directors of OJSC         Management  No Action
      Comstar-UTS

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   4
The Gabelli Utility Trust

SMARTONE TELECOMMUNICATIONS  HLDGS LTD
SECURITY           G8219Z105         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                        MEETING DATE    04-Nov-2010
ISIN               BMG8219Z1059      AGENDA          702628251 - Management

                                                                                              FOR/AGAINST
ITEM   PROPOSAL                                                             TYPE        VOTE  MANAGEMENT
-----  -------------------------------------------------------------------  ----------  ----  -----------
CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO                         Non-Voting
       VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS
       NUMBERS. THANK YOU.
CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE                     Non-Voting
       BY CLICKING ON THE URL LINK:-
       http://www.hkexnews.hk/listedco/listconews/sehk/20101004/LTN2
       01010041474.pdf
1      Adopt the audited financial statements and the reports of the        Management  For   For
       Directors and Auditors for the YE 30 JUN 2010
2      Approve the payment of final dividend                                Management  For   For
3.i.a  Re-elect Mr. Raymond Ping-luen Kwok as a Director                    Management  For   For
3.i.b  Re-elect Mr. Wing-yui Cheung as a Director                           Management  For   For
3.i.c  Re-elect Mr. David Norman Prince as a Director                       Management  For   For
3.i.d  Re-elect Mr. Thomas Hon-wah Siu as a Director                        Management  For   For
3.i.e  Re-elect Mr. Alfred Wing-kit Tsim as a Director                      Management  For   For
3.i.f  Re-elect Dr. Eric Ka-cheung Li as a Director                         Management  For   For
3.ii   Authorize the Board of Directors to fix the fees of Directors        Management  For   For
4      Re-appoint PricewaterhouseCoopers as the Auditors of the             Management  For   For
       Company and authorize the Board of Directors to fix their
       remuneration
5      Authorize the Board of Directors to issue and dispose of additional  Management  For   For
       shares in the Company not exceeding 10% of the nominal amount of the issued share capital
6      Authorize the Board of Directors to repurchase shares of the         Management  For   For
       Company not exceeding 10% of the nominal amount of the issued share capital
7      Approve to extend the general mandate granted to the Board of        Management  For   For
       Directors to issue shares in the capital of the Company by the number of shares repurchased
       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                   Non-Voting
       OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

JSFC SISTEMA
SECURITY         48122U204       MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                    MEETING DATE    21-Dec-2010
ISIN             US48122U2042    AGENDA          702724293 - Management

                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                         TYPE        VOTE       MANAGEMENT
----  ---------------------------------------------------------------  ----------  ---------  -----------
1     Approve the transaction for the divestment of 99.998% in the     Management  No Action
      charter capital of the limited liability company Sistema
      Telecommunications, Informatics and Communication to be
      executed under a stake purchase agreement (hereinafter the
      Stake Purchase Agreement), which is a related party transaction with the related party being a shareholder of the company that, together with its affiliates, holds more than 20% of shares of
      Sistema JSFC

COMSTAR-UNITED TELESYSTEMS OJSC, MOSCOW
SECURITY        47972P208         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                     MEETING DATE    23-Dec-2010
ISIN            US47972P2083      AGENDA          702704570 - Management

                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                         TYPE        VOTE       MANAGEMENT
----  ---------------------------------------------------------------  ----------  ---------  -----------
1     Approval of the reorganization of Comstar through the statutory  Management  No Action merger ("prisoedinenie" under Russian law) of Comstar - United
      TeleSystems JSC with Mobile TeleSystems OJSC ("MTS" -
      NYSE: MBT); approval of the agreement for the statutory merger of COMSTAR - United TeleSystems JSC, CJSC Operator Svyazi,
      CJSC Kapital, CJSC United TeleSystems, CJSC Mobile
      TeleSystems and CJSC Comstar - Direct with MTS; approval of the agreement for the statutory merger and the transfer act;
      approval of the procedure to inform the registering authority regarding the initiation of the statutory merger process and approval of the procedure for the publication of information regarding the statutory merger in mass media that publish
      information on the national registration of legal entities
      PLEASE NOTE THAT IN THE EVENT THAT THE RESOLUTION                Non-Voting
      SET FORTH IN SCHEDULE A BELO-W IS APPROVED, ANY
      GDR HOLDER WHO: (A) WAS A GDR HOLDER ON THE GDR
      RECORD DATE-AND (B) EITHER (I) INSTRUCTED THE
      DEPOSITARY TO VOTE ALL OR PART OF ITS GDR R-ECORD
      DATE POSITION AGAINST THE MERGER OR (II) DID NOT
      INSTRUCT THE DEPOSITARY-TO VOTE ALL OR PART OF ITS
      GDR RECORD DATE POSITION IN RELATION TO THE
      MERGER-, WILL BE ELIGIBLE TO PUT ALL OR PART OF THE
      QUALIFYING SHARES IN THE FORM OF-GDRS IT HELD ON
      THE RECORD DATE TO THE COMPANY FOR THE US
      DOLLAR EQUIVALENT OF-RUR 212.85 PER GDR, NET OF
      APPLICABLE FEES, EXPENSES, AND WITHHOLDING TAX, IF-
      ANY (THE 'PUT OPTION'). THANK YOU.
      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT               Non-Voting
      OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT
      IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
      FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
      INSTRUCTIONS. THANK YOU.

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   5
The Gabelli Utility Trust

HERA SPA, BOLOGNA
SECURITY             T5250M106         MEETING TYPE    MIX
TICKER SYMBOL                          MEETING DATE    26-Jan-2011
ISIN                 IT0001250932      AGENDA          702739561 - Management

                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                              TYPE        VOTE  MANAGEMENT
----  --------------------------------------------------------------------  ----------  ----  -----------
CMMT  PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                         Non-Voting
      REACH QUORUM, THERE WILL BE A-SECOND CALL ON 27
      JANUARY 2011. CONSEQUENTLY, YOUR VOTING
      INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS
      UNLESS THE AGENDA IS AMENDED. THANK YOU.
E.1   Corporate capital increase in split up form, at exclusive service of  Management  For   For
      the bond conversion for a total maximum amount of EUR
      140,000,000, named EUR 130 million senior equity linked bonds due 2013, reserved to qualified investors, deliberated by the board of directors on 10 November 2010, for a total maximum amount of
      EUR 80,000,000, through the issuance of max 80,000,000 ord shares, with the exclusion of the option right as per art 2441, item
      5 of the Italian Civil Code. Amendment to art 5 of the corporate bylaws. Related and consequential resolutions
E.2   Amendment to art 8, 14 and 17 of the corporate bylaws                 Management  For   For
E.3   Amendment to art 10, 11, 12, 26 and 27 of the corporate bylaws        Management  For   For
O.1   Amendment of art 2, 3, 4 and 6 of company                             Management  For   For
O.2   Emoluments of the auditors. Any adjournment thereof                   Management  For   For


PT INDOSAT TBK
SECURITY          Y7130D110       MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                     MEETING DATE    08-Feb-2011
ISIN              ID1000097405    AGENDA          702771468 - Management


                                                                                FOR/AGAINST
ITEM  PROPOSAL                                                TYPE        VOTE  MANAGEMENT
----  ------------------------------------------------------  ----------  ----  -----------
1     To approve changes to the composition of the Board of   Management  For   For
      Commissioners and/or Board of Directors of the Company


JSFC SISTEMA
SECURITY         48122U204         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                      MEETING DATE    18-Mar-2011
ISIN             US48122U2042      AGENDA          702799947 - Management


                                                                                                      FOR/AGAINST
ITEM  PROPOSAL                                                                 TYPE        VOTE       MANAGEMENT
----  -----------------------------------------------------------------------  ----------  ---------  -----------
1     Approve the related party transaction with interest of a                 Management  No Action
      shareholder entity of Sistema JSFC who, jointly with its affiliated persons, holds more than 20% of Sistema JSFC shares, and of the member of the Management Board of Sistema JSFC Mr.S.
      Boyev, by which Sistema JSFC brings a contribution to the
      authorized capital of the Open Joint-Stock Company RTI (located at the address: Russia, 127083, 10-1 Vosmogo Marta St.)
      (hereinafter - OJSC RTI) on the following terms: (1) Parties of the
      Transaction: Sistema OJSC (hereinafter the "Founder") and OJSC
      RTI (hereinafter - the "Company") (2) Subject of the Transaction:
      The Established Company undertakes to transfer to the Founder
      16,480,000,000 ordinary registered shares of the Company with the nominal value 1.00 rubles each, CONTD
CONT  CONTD that constitute not less than 84% of the Companys                  Non-Voting
      charter capital, and-the Founder undertakes to transfer to the
      Established Company as contribution-to its charter capital
      16,480,000,000 rubles, including: - cash funds in the-amount of
      2,880,000,000 rubles; - 258,700 ordinary registered shares of the-
      OJSC RTI-Systems Concern (PSRN 1027739299060, located at
      the address: Russia,-127083, Moscow, 10-1 Vosmogo Marta St.), which constitute 97% of the-authorized capital of OJSC RTI-
      Systems Concern. (3) Payment procedure: within-2 (two) months since the date of the state registration of OJSC RTI, given-the positive opinion received from antimonopoly authorities of the
      Russian-Federation. (4) Other conditions: common for
      transactions of this type-conditions CONTD
CONT  CONTD regarding guarantees, rights, obligations and                      Non-Voting
      responsibilities of-parties, as well as other provisions, required by the type and/or the legal-nature of the transactions, the specifics of the applicable law, the-specifics of the business of the parties to the transactions

SMARTONE TELECOMMUNICATIONS  HLDGS LTD
SECURITY           G8219Z105         MEETING TYPE    Special General Meeting
TICKER SYMBOL                        MEETING DATE    29-Mar-2011
ISIN               BMG8219Z1059      AGENDA          702832090 - Management


                                                                                           FOR/AGAINST
ITEM  PROPOSAL                                                           TYPE        VOTE  MANAGEMENT
----  -----------------------------------------------------------------  ----------  ----  -----------
CMMT  PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE                   Non-Voting
      BY CLICKING ON THE URL LINK:-
      http://www.hkexnews.hk/listedco/listconews/sehk/20110310/LTN2
      0110310317.pdf
CMMT  PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE                    Non-Voting
      OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO
      ACTION" VOTE.
1     To approve the increase in the authorised share capital of the     Management  For   For
      Company from HKD 100,000,000 to HKD 200,000,000
2     To approve the bonus issue of shares in the Company on the         Management  For   For
      basis of one share for every existing share in issue
3     To grant a general mandate to the Board of Directors to allot and  Management  For   For
      issue additional shares in the Company, not exceeding 20
      percent. Of the aggregate nominal share capital of the Company in issue at the date of passing this Resolution
4     To extend the general mandate granted to the Board of Directors    Management  For   For
      to allot and issue shares by the addition of an amount
      representing the aggregate nominal amount of the share capital of the Company repurchased by the Company
5     To re-elect John Anthony Miller as Director                        Management  For   For
CMMT  PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                 Non-Voting
      OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
      IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
      FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
      INSTRUCTIONS. THANK YOU.

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   6
The Gabelli Utility Trust

M1 LTD
SECURITY         Y6132C104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    07-Apr-2011
ISIN             SG1U89935555      AGENDA          702859123 - Management


                                                                                               FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE        VOTE  MANAGEMENT
----  ---------------------------------------------------------------------  ----------  ----  -----------
1     To receive and adopt the Directors' Report and Audited Accounts        Management  For   For
      for the year ended 31 December 2010
2     To declare a final tax exempt (one-tier) dividend of 7.7 cents and a   Management  For   For
      special tax exempt (one-tier) dividend of 3.5 cents per share for the year ended 31 December 2010
3     To re-elect the following Director who retire in accordance with       Management  For   For
      Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr
      Roger Barlow
4     To re-elect the following Director who retire in accordance with       Management  For   For
      Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr
      Chow Kok Kee
5     To re-elect the following Director who retire in accordance with       Management  For   For
      Article 91 of the Company's Articles of Association and who, being eligible, offer himself for re-election pursuant to Article 92: Mr
      Jamaludin Ibrahim
6     To re-elect Mr Kannan Ramesh who, being appointed by the               Management  For   For
      Board of Directors after the last Annual General Meeting, retires in accordance with Article 97 of the Company's Articles of
      Association and who, being eligible, offers himself for re-election
7     To re-appoint Mr Reggie Thein to hold office until the next Annual     Management  For   For
      General Meeting pursuant to Section 153(6) of the Companies Act
      (Chapter 50)
8     To approve Directors' fees of SGD449,904 for the year ended 31         Management  For   For
      December 2010 (FY 2009: SGD399,589)
9     To re-appoint Messrs Ernst & Young LLP as Auditors and                 Management  For   For
      authorise the Directors to fix their remuneration
10    That approval be and is hereby given to the Directors to offer and     Management  For   For
      grant options in accordance with the provisions of the M1 Share
      Option Scheme ("the Scheme") and to allot and issue such shares as may be issued pursuant to the exercise of options under the
      Scheme, provided always that the aggregate number of shares to be issued pursuant to the Scheme shall not exceed 10 per cent of the total number of issued ordinary shares (excluding treasury shares) in the capital of the Company from time to time
11    That authority be and is hereby given to the Directors of the          Management  For   For
      Company to: (a) (i) issue shares in the capital of the Company
      ("shares") whether by way of rights, bonus or otherwise; and/or (ii)
      make or grant offers, agreements or options (collectively,
      "Instruments") that might or would require shares to be issued, including but not limited to the creation and issue of (as well as adjustments to) warrants, debentures or other instruments
      convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the
      Directors may in their absolute discretion deem fit; and (b)
      (notwithstanding the authority conferred by this Resolution may have ceased to be in force) issue shares in pursuance of any
      Instrument made or granted by the Directors while this Resolution was in force, provided that: (1) the aggregate number of shares to be issued pursuant to this Resolution (including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 50 per cent of the total number of issued shares (excluding treasury shares) in the capital of the
      Company (as calculated in accordance with sub-paragraph (2)
      below), of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company
      (including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution) does not exceed 20 per cent of the total number of issued shares (excluding treasury shares) in the capital of the Company (as calculated in
      accordance with sub-paragraph (2) below); (2) (subject to such manner of calculation as may be prescribed by the Singapore
      Exchange Securities Trading Limited ("SGX-ST")) for the purpose of determining the aggregate number of shares that may be
      issued under sub-paragraph (1) above, the percentage of issued shares shall be based on the total number of issued shares
      (excluding treasury shares) in the capital of the Company at the time this Resolution is passed, after adjusting for: (i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; (ii)
      and any subsequent consolidation or subdivision of shares; (3) in exercising the authority conferred by this Resolution, the
      Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the Articles of Association for the time being of the Company; and (4) unless revoked or varied by the Company in a general meeting, the authority
      conferred by this Resolution shall continue in force until the conclusion of the next Annual General Meeting of the Company or the date by which the next Annual General Meeting of the
      Company is required by law to be held, whichever is the earlier

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   7
The Gabelli Utility Trust

                                                                                               FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE        VOTE  MANAGEMENT
----  ---------------------------------------------------------------------  ----------  ----  -----------
12    That: (a) for the purposes of Sections 76C and 76E of the              Management  For   For
      Companies Act, Chapter 50 of Singapore (the "Companies Act"),
      the exercise by the Directors of the Company of all the powers of the Company to purchase or otherwise acquire issued ordinary shares fully paid in the capital of the Company (the "Shares") not exceeding in aggregate the Maximum Limit (as hereafter defined), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price (as hereafter defined),
      (i) whether by way of: market purchase(s) on the Singapore
      Exchange Securities Trading Limited (the "SGX-ST"); and/or (ii)
      off-market purchase(s) (if effected otherwise than on the SGX-ST)
      in accordance with any equal access scheme(s) as may be
      determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the
      Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST as may for the time being be applicable, be and is hereby authorised and approved generally and unconditionally (the "Share Purchase Mandate"); (b)
      unless revoked or varied by the Company in a general meeting, the authority conferred on the Directors of the Company pursuant to the Share Purchase Mandate may be exercised by the
      Directors at any time and from time to time during the period commencing from the date of the passing of this Resolution and expiring on the earlier of: (i) the date on which the next Annual
      General Meeting of the Company is held; and (ii) the date by which the next Annual General Meeting of the Company is
      required by law to be held; (c) in this Resolution: "Average Closing
      Price" means the average of the closing market prices of a Share for the five consecutive market days on which the Shares are transacted on the SGX-ST immediately preceding the date of a market purchase by the Company or, as the case may be, the date of the making of the offer pursuant to the off-market purchase, and deemed to be adjusted in accordance with the listing rules of the SGX-ST for any corporate action which occurs after the relevant five market days; "date of the making of the offer" means the date on which the Company announces its
      intention to make an offer for the purchase or acquisition of
      Shares from holders of Shares, stating therein the purchase price
      (which shall not be more than the Maximum Price calculated on the basis set out below) for each Share and the relevant terms of the equal access scheme for effecting the off-market purchase;
      "Maximum Limit" means that number of issued Shares
      representing 10 per cent of the total number of issued Shares of the Company as at the date of the passing of this Resolution
      (excluding any Shares which are held as treasury shares as at that date); and "Maximum Price", in relation to a Share to be purchased or acquired, means the purchase price (excluding brokerage, stamp duties, commission, applicable goods and
      services tax and other related expenses) which shall not exceed:
      (i) in the case of a market purchase of a Share, 105 per cent of the Average Closing Price of the Shares; (ii) and in the case of an off-market purchase of a Share pursuant to an equal access scheme, 110 per cent of the Average Closing Price of the Shares;
      and (d) the Directors of the Company and/or any of them be and are hereby authorised to complete and do all such acts and things
      (including executing all such documents as may be required) as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to this Resolution
13    That: (a) approval be and is hereby given, for the purposes of         Management  For   For
      Chapter 9 of the listing manual of the Singapore Exchange
      Securities Trading Limited (the "Listing Manual"), for the
      Company, its subsidiaries and associated companies that are entities at risk (as that term is used in Chapter 9 of the Listing
      Manual), or any of them, to enter into any of the transactions falling within the types of interested person transactions described in the circular to shareholders dated 23 March 2011 (the
      "Circular") with any party who is of the class of interested persons described in the Circular, provided that such transactions are made on normal commercial terms and in accordance with the review procedures for such interested person transactions; (b) the approval given in paragraph (a) above (the "Shareholders'
      Mandate") shall, unless revoked or varied by the Company in a general meeting, continue in force until the conclusion of the next
      Annual General Meeting of the Company; (c) and the Directors of
      the Company and/or any of them be and are hereby authorised to complete and do all such acts and things (including executing all such documents as may be required) as they and/or he may
      consider expedient or necessary or in the interests of the
      Company to give effect to the Shareholders' Mandate and/or this
      Resolution

BELGACOM SA DE DROIT PUBLIC, BRUXELLES
SECURITY        B10414116         MEETING TYPE    ExtraOrdinary General Meeting
TICKER SYMBOL                     MEETING DATE    13-Apr-2011
ISIN            BE0003810273      AGENDA          702858195 - Management

                                                                                                       FOR/AGAINST
ITEM  PROPOSAL                                                                  TYPE        VOTE       MANAGEMENT
----  -----------------------------------------------------------------------   ----------  --------   -----------
CMMT  IMPORTANT MARKET PROCESSING REQUIREMENT: A                                Non-Voting
      BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
      MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE
      YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE
      OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE
      REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
      CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
CMMT  MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                             Non-Voting
      OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
      ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
      NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
      OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
      CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
      REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   8
The Gabelli Utility Trust

                                                                                                       FOR/AGAINST
ITEM  PROPOSAL                                                                  TYPE        VOTE       MANAGEMENT
----  -----------------------------------------------------------------------   ----------  --------   -----------
1     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association, pursuant to the introduction of article 526bis in the
      Belgian Code of Companies by the law of 17 December 2008
      creating an audit committee in listed companies and financial institutions. Proposal to modify Article 18, section 3, subsection 2 and 3, of the Articles of Association as follows: replace "524(4)" by
      "526ter". Proposal to modify Article 25, section 2, subsection 1, of the Articles of Association as follows: After the words "The role of this Committee is", insert the words "to perform the tasks laid down in Article 526bis of the Code of Companies and more
      specifically" CONTD
CONT  CONTD Proposal to modify Article 25, section 2, subsection 2, of          Non-Voting
      the Articles-of Association as follows: After the words "which must ensure that" insert-the words "(i) the Committee is composed of non-executive Board Members and-that (ii)"
2     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association, pursuant to the introduction of article 526quater in the
      Belgian Code of Companies by the law of 23 April 2010
      strengthening corporate governance for listed companies and state owned companies. Proposal to modify Article 25, Section 2,
      Sub-section 3, of the Articles of Association as follows: After the words "the Appointments and Remuneration Committee is
      composed of "replace ": (1) the Chairman of the Board of
      Directors; (2) two Independent Board members appointed in
      accordance with Article 18, Section 3 of these Articles of
      Association and chosen by the Board of Directors; and (3) a Board
      Member appointed in accordance with Article 18, Section CONTD
CONT  CONTD 2, of these Articles of Association and chosen by the               Non-Voting
      Board of-Directors" by "minimum three and maximum five non-
      executive Directors,-provided that the majority of the members of the Committee need to be-independent Directors, appointed in accordance with Article 18, Section 3, of-these Articles of
      Association. The Chairman of the Board of Directors is-Chairman
      of the Committee." After the words "the Law of 21 March 1991"
      add-the words "and in article 526quater of the Code of
      Companies"
3     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association in order to change the date of the Annual General
      Meeting from the second Wednesday in April to the third
      Wednesday in April. Proposal to amend Article 32, Sub-section 1, of the Articles of Association as follows: Replace the word
      "second" by the word "third"
4     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association, pursuant to the possible adoption of a Belgian Law implementing the EU Directive 2007/36 of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law. Proposal to amend Article 33 of the Articles of Association as follows: Replace the existing text of the first sub-section by: "Notices convening the general meetings include the legal mentions of article 533bis of the Code of Companies and must be published at least 30 days before the meeting in the Belgian Official Gazette, in at least one CONTD
CONT  CONTD French-language and one Dutch-language national                     Non-Voting
      newspaper and via media-of which it can be reasonably assumed that they can provide an effective-distribution of the information within the European economic area and which-are accessible in a fast and non-discriminatory way." In the second-sub-section replace the word "fifteen" by "thirty". After the fourth-sub-section insert a new sub-section with the following text: "One or more-
      shareholders, who hold together, at least 3 % of the Company's share capital,-can request to add items to be dealt with on the agenda of the general-meeting and propose motions for
      resolutions related to items included or to-be included on the agenda. Such requests CONTD
CONT  CONTD must comply with the requirements of article 533ter of the          Non-Voting
      Code of-Companies. The items and motions for resolution that are included in the-agenda pursuant to this clause, are only discussed if the concerned share of-the Company's share capital is
      registered according to Article 34 of these-Articles of Association"
5     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association, pursuant to the possible adoption of a Belgian Law implementing the EU Directive 2007/36 of 11 July 2007 on to the
      exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law. Proposal to amend Article 34 of the Articles of Association as follows: Replace the existing text of the Article by: "Registration of shares and notification of participation to the general meeting "Section 1 The right to participate to a general meeting of the Company and to exercise the right to vote is only granted based on an accounting CONTD
CONT  CONTD registration of the shares in the name of the shareholder,          Non-Voting
      on the-fourteenth day before the general meeting at 12 PM
      Belgian time, either by a-recording of these shares in the register of shareholders of the Company,-either by recording them on the accounts of a recognized account holder or-settlement institution, either by presenting the bearer shares to a financial-institution, irrespective of the number of shares the shareholder possesses-
      on the day of the general meeting. The day and hour mentioned in this section-constitute the record date. Section 2 The shareholder notifies the Company of-his intention to participate to the general meeting, at the latest on the-sixth day before the date of the
      CONTD
CONT  CONTD meeting, in compliance with the formalities mentioned in            Non-Voting
      the convening-notice, and upon submission of the proof of
      registration delivered to him by-the financial intermediary, the recognized account holder or the settlement-institution. Section 3
      In a register, established by the Board of Directors,-for every shareholder who has indicated that he intends to participate to the-general meeting, his name, address or registered office, the number of shares-that he possessed on the record date and for which he intends to participate-to the general meeting, as well as a description of the documents-establishing that he owned the shares on the record date"

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                   9
The Gabelli Utility Trust

                                                                                                       FOR/AGAINST
ITEM  PROPOSAL                                                                  TYPE        VOTE       MANAGEMENT
----  -----------------------------------------------------------------------   ----------  --------   -----------
6     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association, pursuant to the possible adoption of a Belgian Law implementing the EU Directive 2007/36 of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law. Proposal to amend Article 35, sub-section 2, of the Articles of Association as follows: Replace the existing text of sub-section 2 by: "Any shareholder may issue a proxy - in writing or in electronic form - to another person, be it a shareholder or not, to represent him at the general meeting. The proxy must be signed by the shareholder. Such proxies must be filed at least six days before the meeting concerned"
7     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association, pursuant to the possible adoption of a Belgian Law implementing the EU Directive 2007/36 of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law. Proposal to modify Article 37 of the Articles of Association as follows: Sub-section 1 becomes
      Section 1. Sub-section 2 becomes Section 2. In Section 2, before the current text, add the CONTD
CONT  CONTD following text: "For every decision the minutes record the          Non-Voting
      number of-shares for which valid votes are expressed, the
      percentage that these shares-represent in the total share of capital, the total number of valid votes, and-the number of votes in favor or against every decision, as well as the number-of
      abstentions, if any"
8     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association, pursuant to the possible adoption of a Belgian Law implementing the EU Directive 2007/36 of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of such law. Proposal to include an Article
      38 bis in the Articles of Association with the following text: "Article
      38bis - Right to ask questions - As soon as the notice convening the general meeting is published, the shareholders, who comply with the formalities of Article 34 of these Articles of Association, have the right to ask questions in writing to the CONTD
CONT  CONTD Directors, with respect to their report or to the items on          Non-Voting
      the agenda,-and to the auditors with respect to their report. Such questions must be-filed at least six days before the meeting concerned. The shareholders can-also ask oral questions during the meeting on the same subjects
9     Motion for a resolution: proposal to amend the articles of                Management  No Action
      association pursuant to the possible adoption of a Belgian Law implementing the EU Directive 2007/36 of 11 July 2007 related to the exercise of certain rights of shareholders in listed companies, under the condition precedent of the adoption, the publication and the entering into force of that law. Proposal to modify Article 39bis, of the Articles of Association as follows: Replace the existing text of sub-section 1 by: "All shareholders may vote by letter at any general meeting, using a form of which the model is determined by the Company and that contains the following information: (i) the name and address or registered office of the CONTD
CONT  CONTD shareholder; (ii) the number of shares the shareholder will         Non-Voting
      represent-when voting; (iii) the form of the shares; (iv) the agenda of the meeting,-including the motions for a resolution; (v) the deadline for the Company to-receive the form for voting by correspondence; (vi) the signature of the-shareholder; (vii) a clear indication, for each item on the agenda, of the-way he exercises his right of vote or abstains. For the calculation of the-quorum, only the forms that are received by the Company on the address-
      mentioned in the invitation, at the latest the sixth day before the meeting,-are taken into account. In sub-section 3, after the words
      "organizers can-control", add the words "the capacity and the identity of the shareholder-and"
10    Motion for a resolution: proposal to grant all powers to the              Management  No Action
      Secretary General, with the power of substitution, to ensure the coordination of the Articles of Association to reflect the resolutions above. Proposal for a resolution: grant all powers to the Secretary
      General, with the power of substitution, to make available to the shareholders an unofficial coordinated version of the Articles of
      Association - including the amendments to the Articles of
      Association under condition precedent - on the website
      www.belgacom.com

BELGACOM SA DE DROIT PUBLIC, BRUXELLES
SECURITY           B10414116         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                        MEETING DATE    13-Apr-2011
ISIN               BE0003810273      AGENDA          702859957 - Management


                                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                             TYPE        VOTE       MANAGEMENT
----  -------------------------------------------------------------------  ----------  ---------  -----------
CMMT  IMPORTANT MARKET PROCESSING REQUIREMENT: A                           Non-Voting
      BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
      MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE
      YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE
      OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE
      REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
      CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE
CMMT  MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                        Non-Voting
      OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
      ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
      NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
      OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
      CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
      REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
1     Examination of the annual reports of the Board of Directors of       Non-Voting
      Belgacom SA-under public law with regard to the annual accounts and consolidated annual-accounts at 31 December 2010
2     Examination of the reports of the Board of Auditors of Belgacom      Non-Voting
      SA under-public law with regard to the annual accounts and of the
      Auditor with regard-to the consolidated annual accounts at 31
      December 2010
3     Examination of the information provided by the Joint Committee       Non-Voting

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  10
The Gabelli Utility Trust

                                                                                                  FOR/AGAINST
ITEM  PROPOSAL                                                             TYPE        VOTE       MANAGEMENT
----  -------------------------------------------------------------------  ----------  ---------  -----------
4     Examination of the consolidated annual accounts at 31 December       Non-Voting
      2010
5     Approval of the annual accounts with regard to the financial year    Management  No Action
      closed on 31 December 2010, including the following allocation of the results: Profit of the period available for appropriation EUR
      324,369,280.43; Net transfers from the reserves available EUR
      401,793,828.41; Profit to be distributed EUR 726,163,108.84;
      Remuneration of capital (gross dividends) EUR 703,485,909.05;
      and Other beneficiaries (Personnel) EUR 22,677,199.79. For
      2010, the gross dividend amounts to EUR 2.18 per share, entitling shareholders to a dividend net of withholding tax of EUR 1.6350 per share, from which, on 10 December 2010, an interim CONTD
CONT  CONTD dividend of EUR 0.50 (EUR 0.375 per share net of               Non-Voting
      withholding tax) was-paid; so that a gross dividend of EUR 1.68 per share (EUR 1.26 per share net-of withholding tax) will be paid on 29 April 2011. The ex-dividend date is-fixed on 26 April 2011, the record date on 28 April 2011 and the payment date-on 29 April
      2011
6     To approve the Remuneration Report                                   Management  No Action
7     Granting of a discharge to the members of the Board of Directors     Management  No Action
      for the exercise of their mandate during the financial year closed on 31 December 2010
8     Granting of a special discharge to Mr. Philip Hampton for the        Management  No Action
      exercise of his mandate until 14 April 2010
9     Granting of a discharge to the members of the Board of Auditors      Management  No Action
      for the exercise of their mandate during the financial year closed on 31 December 2010
10    Granting of a discharge to Deloitte Statutory Auditors SC sfd        Management  No Action
      SCRL represented by Mr. G. Verstraeten and Mr. L. Van
      Coppenolle for the exercise of their mandate during the financial year closed on 31 December 2010
11    Acknowledgment of resignation of Mr. Georges Jacobs as               Non-Voting
      member of the Board.-Mr. Jacobs resigns for having reached the age limit of 70 years
12    To appoint, on proposal of the Board of Directors and in             Management  No Action
      accordance with the recommendation of the Nomination and
      Remuneration Committee, Mr. Pierre De Muelenaere as Board
      Member, for a period which will expire at the annual general meeting of 2017
13    To set the remuneration for the mandate of Mr. Pierre De             Management  No Action
      Muelenaere as follows: Fixed annual remuneration of EUR
      25,000; Attendance fee of EUR 5,000 per Board meeting
      attended; Attendance fee of EUR 2,500 per Board advisory
      committee meeting attended; EUR 2,000 per year to cover
      communications costs
14    Miscellaneous                                                        Non-Voting


ORASCOM TELECOM S A E
SECURITY           68554W205         MEETING TYPE    MIX
TICKER SYMBOL                        MEETING DATE    14-Apr-2011
ISIN               US68554W2052      AGENDA          702902316 - Management

                                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                                   TYPE        VOTE       MANAGEMENT
----  ------------------------------------------------------------------------   ----------  ---------  -----------
CMMT  PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO                               Non-Voting
      VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL
      RESOLUTIONS. THANK YOU.
O.1   The pre-approval and authorization of the entrance by the                  Management  No Action
      Company into financing arrangements funded by a member in the
      Company's majority shareholder's group to provide funds for the redemption/payment of the USD 750 million aggregate principal amount 7.875% senior notes due 2014 issued by Orascom
      Telecom Finance S.C.A. ("High Yield Notes") in accordance with the terms and conditions of the indenture governing such notes, for a price equal to the outstanding principal balance plus the applicable redemption premium plus accrued but unpaid interest and other costs owed at the time. Or, as an alternative to the actions described in this item, the pre-approval and authorization of a shareholder loan from a member in the Company's majority shareholder's group, to the Company to facilitate a flow of funds to redeem in full the High Yield Notes
O.2   The pre-approval and authorization of (i) the purchase by a                Management  No Action
      member in the Company's majority shareholder's group, of the
      USD 2.5 billion senior secured syndicated facility agreement dated
      27 February 2006 (as amended and restated pursuant to a
      supplemental agreement dated 14 April 2008 and as amended by an amendment letter dated 21 April 2008) (the "Senior Facility
      Agreement") and other agreements related to the Senior Facility
      Agreement, such purchase from the lenders to be made for a price equal to the principal balance outstanding together with accrued but unpaid interest and other costs owed at the time of the purchase; (ii) the entrance by the Company into certain amendments and waivers under the Senior Facility Agreement, and related agreements, to allow a member of the Company's majority shareholder's group, by virtue of a notice to the facility agent to make such purchase from the lenders; and (iii) the entrance by the Company into certain amendments and waivers under the Senior Facility Agreement, and related agreements, following the accession thereof by a member in the Company's majority shareholder's group, as the lender under the Senior
      Facility Agreement, the terms and conditions of such amendments and waivers as described in the refinancing plan set out in the notice to shareholders. Or, as an alternative to the actions described in this item, the pre-approval of a shareholder loan from a member in the Company's majority shareholder's group, to the
      Company for use by the Company to repay in full the Senior
      Facility Agreement (and to terminate and close-out the hedging transactions which comprise part of the Senior Facility Agreement)
O.3   The pre-approval and authorization of (i) the purchase by a                Management  No Action
      member in the Company's majority shareholder's group, of the
      USD 230,013,000 aggregate principal amount of secured equity linked notes due 2013 issued by Orascom Telecom Oscar S.A.
      ("Equity Linked Notes"), such purchase to be made from the holders of such notes for a price equal to the principal balance outstanding, together with the applicable premium for payment

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  11
The Gabelli Utility Trust

                                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                                   TYPE        VOTE       MANAGEMENT
----  ------------------------------------------------------------------------   ----------  ---------  -----------
      and accrued but unpaid interest and other costs owed at the time of the purchase; (ii) the entrance by the Company into certain amendments and waivers on the Secured Equity Linked Notes to allow for the purchase of each interest of the noteholders by a member in the Company's majority shareholder's group; and (iii)
      the entrance by the Company into certain amendments and
      waivers on the Secured Equity Linked Notes following the
      purchase thereof by a member in the Company's majority
      shareholder's group, the terms and conditions of each such amendment and waiver as described in the refinancing plan set out in the notice to shareholders. Or, as an alternative to the actions described in this item, the pre-approval and authorization of a shareholder loan from a member in the Company's majority shareholder's group, to the Company for use by the Company to repay in full the Secured Equity Linked Notes
O.4   The delegation of one or more members of the Board of Directors            Management  No Action
      to undertake all actions and sign all agreements and documents that may be necessary or advisable in relation to the
      implementation of any of the resolutions taken by virtue of this ordinary general assembly
E.1   To approve the increase of the authorized capital of the Company           Management  No Action
      to become EGP fourteen billion provided that in relation to any issued capital increase within such authorized capital increase, the Board shall abide by the following conditions:Any such issuance will only be undertaken by the Company in order to repay debt; Such issuance shall be consummated with reference to the fair market value per share rather than the par value thereof. In accordance with EFSA regulations governing any increase in issued capital at any price other than par value per share, an Independent Financial Advisor registered with EFSA will be appointed to give a fairness opinion on the fair market value of the new shares to be issued, and the increase in issued capital will be subject to EFSA approval; and Any potential increase in issued share capital will take place in accordance with article 18 of the articles of association of the Company which gives all shareholders of the Company a pre-emption right to subscribe to any increase in issued share capital on a pro-rata basis, based on their respective shareholding interests in the Company; and the amendment of article (6) of the statutes of the company as follows: The authorized capital of the company is EGP fourteen billion EGP, the issued capital of the company is EGP
      5,245,690,620 distributed over 5,245,690,620 shares with the par value of each share being EGP 1 (all share are cash shares)
E.2   To approve the demerger of the Company whereby the Company                 Management  No Action
      will survive as Orascom Telecom Holding S.A.E. (the "Original
      Demerged Company") and reduce its issued capital through the reduction of the nominal par value of its shares while as a result of the split, a new holding company named "Orascom Telecom
      Media and Technology Holding S.A.E." will be formed (the "New
      Demerged Company")
E.3   To approve the split of assets, liabilities, shareholders equity,          Management  No Action
      revenues and expenses between the Original Demerged
      Company and the New Demerged Company according to the
      terms and conditions of the Plan of the Detailed Split of Assets
E.4   To adopt of the following rationale for the demerger: To enable            Management  No Action
      each shareholder to dispose separately of the investment of either the Original Demerged Company or the New Demerged Company
      while retaining the investments of the other company, in addition to increasing the liquidity of the shares of both companies (subject any restrictions applicable to certain shareholders under the applicable laws of foreign jurisdictions)
E.5   To approve and ratify the draft Demerger Agreement including the           Management  No Action
      following: (i) To conduct the demerger based on the book value of the Company as per the financial statements dated 30/09/2010 taking into consideration major transactions that took place since then; (ii) To adopt 30/09/2010 as the reference date for the demerger and 25/05/2011 as the suggested execution date of the demerger; (iii) To amend articles 6 and 7 of the articles of incorporation of the Company to reflect the amendment of the authorized capital of the Company to be EGP fourteen billion and its issued capital to be EGP 3,147,414,372 distributed over
      5,245,690,620 shares of a nominal value of EGP 0.60 each. The reduction of the issued capital shall take place through the reduction of the par value of the shares of the Company against the issuance of shares in the New Demerged Company free from any payment, representing the reduction in the issued capital of the Company, as mentioned below; (iv) To approve the
      establishment contract and the articles of incorporation of the New
      Demerged Company to be named Orascom Telecom Media and
      Technology Holding S.A.E., its head quarters to be located on the
      26th floor, 2005a, Nile City Tower, South Tower, Corniche El Nil,
      Ramleat Beaulac, Cairo, with an authorized capital amounting to
      EGP 2,098,276,248 and its issued capital amounting to EGP
      2,098,276,248 distributed over 5,245,690,620 shares of a nominal value of EGP 0.40 each. Upon completion of the demerger, each shareholder of the Company will receive, free from any payment and subject to applicable legal restrictions, one share in the New
      Demerged Company held as of the last trading date prior to the execution of the demerger as per the shareholders list issued by
      Misr for Central Clearing, Depository and Registry on the same date. The first board shall consist of five members and its auditors shall be Mr. Kamel Magdy Saleh and Mr. Ehab Abu El Magd
E.6   To approve the continuation of the listing of the shares of the            Management  No Action
      Orascom Telecom Holding S.A.E. following the demerger and
      amend its listing accordingly. To also approve the listing of the shares of Orascom Telecom Media and Technology Holding
      S.A.E. upon completion of the demerger. Since all conditions required for such listing and continuation of listing of the shares of the two entities will be satisfied, accordingly to resolve that there is no need to set a mechanism for compensation of shareholders for absence of listing through share buy-back
E.7   To approve undertaking any required amendment to the existing              Management  No Action
      GDR programs of the Company and the creation of a new GDR
      program in relation to the New Demerged Company following its incorporation
E.8   Based on the refinancing plan that has been approved by the                Management  No Action
      Ordinary General Assembly, the Company shall take all necessary actions to obtain creditors approval and/or prepay any non consenting creditor

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  12
The Gabelli Utility Trust

                                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                                   TYPE        VOTE       MANAGEMENT
----  ------------------------------------------------------------------------   ----------  ---------  -----------
E.9   The approval and ratification of the separation agreement relating         Management  No Action
      to the spin-off assets
E.10  The approval and ratification of the interim control agreement             Management  No Action
      relating to the spin-off assets
E.11  The delegation of one or more members of the Board of Directors            Management  No Action
      to undertake all actions and sign all agreements and documents that may be necessary or advisable in relation to the
      implementation of any of the resolutions taken by virtue of this extraordinary general assembly

BOUYGUES SA
SECURITY         F11487125         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    21-Apr-2011
ISIN             FR0000120503      AGENDA          702819547 - Management

                                                                                               FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE        VOTE  MANAGEMENT
----  ---------------------------------------------------------------------  ----------  ----  -----------
CMMT  PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                         Non-Voting
      VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE
      OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
CMMT  French Resident Shareowners must complete, sign and forward            Non-Voting
      the Proxy Card-directly to the sub custodian. Please contact your
      Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
      Resident Shareowners:   Proxy Cards: Voting-instructions will be
      forwarded to the Global Custodians that have become-Registered
      Intermediaries, on the Vote Deadline Date. In capacity as-
      Registered Intermediary, the Global Custodian will sign the Proxy
      Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
CMMT  PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                          Non-Voting
      INFORMATION IS AVAILABLE BY-CLICKING ON THE
      MATERIAL URL LINK:-https://balo.journal-
      officiel.gouv.fr/pdf/2011/0304/201103041100547.pdf AND ht-
      tps://balo.journal-
      officiel.gouv.fr/pdf/2011/0401/201104011100932.pdf
O.1   Approval of the annual corporate financial statements and              Management  For   For
      operations for the financial year 2010
O.2   Approval of the consolidated financial statements and operations       Management  For   For
      for the financial year 2010
O.3   Allocation of income and setting the dividend                          Management  For   For
O.4   Approval of the regulated Agreements and Undertakings                  Management  For   For
O.5   Renewal of Mrs. Patricia Barbizet's term as Board member               Management  For   For
O.6   Renewal of Mr. Herve Le Bouc's term as Board member                    Management  For   For
O.7   Renewal of Mr. Helman le Pas de Secheval's term as Board               Management  For   For
      member
O.8   Renewal of Mr. Nonce Paolini's term as Board member                    Management  For   For
O.9   Authorization granted to the Board of Directors to allow the           Management  For   For
      Company to trade its own shares
E.10  Authorization granted to the Board of Directors to reduce the          Management  For   For
      share capital by cancellation of treasury shares held by the
      Company
E.11  Delegation of authority granted to the Board of Directors to           Management  For   For
      increase the share capital with preferential subscription rights, by issuing shares or securities giving access to shares of the
      Company or a subsidiary's
E.12  Delegation of authority granted to the Board of Directors to           Management  For   For
      increase the share capital by incorporation of premiums, reserves or profits
E.13  Delegation of authority granted to the Board of Directors to           Management  For   For
      increase the share capital by way of a public offer with
      cancellation of preferential subscription rights, by issuing shares or securities giving access to shares of the Company or a
      subsidiary's
E.14  Delegation of authority granted to the Board of Directors to issue,    Management  For   For
      by way of an offer pursuant to Article L.411-2, II of the Monetary and Financial Code, shares and securities giving access to the capital of the Company with cancellation of preferential
      subscription rights of shareholders
E.15  Authorization granted to the Board of Directors to set the issue       Management  For   For
      price of equity securities to be issued immediately or in the future without preferential subscription rights, according to the terms decided by the General Meeting, by way of a public offer or an offer pursuant to Article L.411-2, II of the Monetary and Financial
      Code
E.16  Authorization granted to the Board of Directors to increase the        Management  For   For
      number of securities to be issued in the event of capital increase with or without preferential subscription rights
E.17  Delegation of powers granted to the Board of Directors to increase     Management  For   For
      the share capital, in consideration for in-kind contributions granted to the Company and composed of equity securities or securities giving access to the capital of another company, outside of public exchange offer
E.18  Delegation of authority granted to the Board of Directors to           Management  For   For
      increase the share capital, without preferential subscription rights, in consideration for contributions of securities in case or public exchange offer initiated by the Company
E.19  Delegation of authority granted to the Board of Directors to issue     Management  For   For
      shares as a result of the issuance of securities by a subsidiary, giving access to shares of the Company
E.20  Delegation of authority granted to the Board of Directors to issue     Management  For   For
      any securities entitling to the allotment of debts securities
E.21  Delegation of authority granted to the Board of Directors to           Management  For   For
      increase the share capital in favor of employees or corporate officers of the Company or related companies participating in a company savings plan
E.22  Authorization granted to the Board of Directors to grant options to    Management  For   For
      subscribe for or purchase shares
E.23  Delegation of authority granted to the Board of Directors to issue     Management  For   For
      equity warrants during a public offer involving stocks of the
      Company

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  13
The Gabelli Utility Trust

                                                                                               FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE        VOTE  MANAGEMENT
----  ---------------------------------------------------------------------  ----------  ----  -----------
E.24  Authorization granted to the Board of Directors to increase the        Management  For   For
      share capital during a public offer involving stocks of the Company
E.25  Powers for the formalities                                             Management  For   For
CMMT  PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                     Non-Voting
      OF ADDITIONAL URL LINK. IF-YOU HAVE ALREADY SENT IN
      YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
      UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
      INSTRUCTIONS. THANK YOU.

VIVENDI SA
SECURITY         F97982106         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    21-Apr-2011
ISIN             FR0000127771      AGENDA          702819573 - Management

                                                                                                FOR/AGAINST
ITEM  PROPOSAL                                                                TYPE        VOTE  MANAGEMENT
----  ----------------------------------------------------------------------  ----------  ----  -----------
CMMT  PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                          Non-Voting
      VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE
      OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
CMMT  French Resident Shareowners must complete, sign and forward             Non-Voting
      the Proxy Card-directly to the sub custodian. Please contact your
      Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
      Resident Shareowners:   Proxy Cards: Voting-instructions will be
      forwarded to the Global Custodians that have become-Registered
      Intermediaries, on the Vote Deadline Date. In capacity as-
      Registered Intermediary, the Global Custodian will sign the Proxy
      Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
CMMT  PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                           Non-Voting
      INFORMATION IS AVAILABLE BY CLIC-KING ON THE
      MATERIAL URL LINK: https://balo.journal-
      officiel.gouv.fr/pdf/2011/-0304/201103041100553.pdf AND
      https://balo.journal-officiel.gouv.fr/pdf/2011/03-
      30/201103301100972.pdf
O.1   Approval of the reports and annual financial statements for the         Management  For   For
      financial year 2010
O.2   Approval of the reports and consolidated financial statements for       Management  For   For
      the financial year 2010
O.3   Approval of the Statutory Auditors' special report on new regulated     Management  For   For
      Agreements and Undertakings concluded during the financial year
      2010
O.4   Allocation of income for the financial year 2010, setting the           Management  For   For
      dividend and the date of payment
O.5   Renewal of Mr. Jean-Yves Charlier's term as Supervisory Board           Management  For   For
      member
O.6   Renewal of Mr. Henri Lachmann's term as Supervisory Board               Management  For   For
      member
O.7   Renewal of Mr. Pierre Rodocanachi's term as Supervisory Board           Management  For   For
      member
O.8   Appointment of the company KPMG SA as principal statutory               Management  For   For
      auditor
O.9   Appointment of the company KPMG Audit Is SAS as deputy                  Management  For   For
      statutory auditor
O.10  Authorization to be granted to the Executive Board to allow the         Management  For   For
      Company to purchase its own shares
E.11  Authorization to be granted to the Executive Board to reduce the        Management  For   For
      share capital by cancellation of shares
E.12  Authorization to be granted to the Executive Board to grant             Management  For   For
      options to subscribe for shares of the Company
E.13  Authorization to be granted to the Executive Board to carry out the     Management  For   For
      allocation of performance shares existing or to be issued
E.14  Delegation granted to the Executive Board to increase capital by        Management  For   For
      issuing ordinary shares or any securities giving access to the capital with preferential subscription rights of shareholders
E.15  Delegation granted to the Executive Board to increase capital by        Management  For   For
      issuing ordinary shares or any securities giving access to the capital without preferential subscription rights of shareholders
E.16  Authorization to be granted to the Executive Board to increase the      Management  For   For
      number of issuable securities in the event of surplus demand with a capital increase with or without preferential subscription rights, within the limit of 15% of the original issuance and within the limits set under the fourteenth and fifteenth resolutions
E.17  Delegation granted to the Executive Board to increase the share         Management  For   For
      capital, within the limit of 10% of the capital and within the limits set under the fourteenth and fifteenth resolutions, in consideration for in-kind contributions of equity securities or securities giving access to the capital of third party companies outside of a public exchange offer
E.18  Delegation granted to the Executive Board to increase the share         Management  For   For
      capital in favor of employees and retired employees participating in the Group Savings Plan
E.19  Delegation granted to the Executive Board to decide to increase         Management  For   For
      the share capital in favor of employees of Vivendi foreign subsidiaries participating in the Group Savings Plan and to implement any similar plan
E.20  Delegation granted to the Executive Board to increase the capital       Management  For   For
      by incorporation of premiums, reserves, profits or other amounts
E.21  Amendment of Article 10 of the Statutes "Organizing the                 Management  For   For
      Supervisory Board", by adding a new 6th paragraph: Censors
E.22  Powers to accomplish the formalities                                    Management  For   For

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  14
The Gabelli Utility Trust

ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, R
SECURITY           T3679P115         MEETING TYPE    MIX
TICKER SYMBOL                        MEETING DATE    29-Apr-2011
ISIN               IT0003128367      AGENDA          702919309 - Management


                                                                                                  FOR/AGAINST
ITEM   PROPOSAL                                                             TYPE         VOTE     MANAGEMENT
-----  -------------------------------------------------------------------  -----------  -------  -----------
CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                     Non-Voting
       ID 806416 DUE TO RECEIPT OF D-IRECTORS' NAMES. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
       DISREGARDE-D AND YOU WILL NEED TO REINSTRUCT ON
       THIS MEETING NOTICE. THANK YOU.
O.1    Financial statements as of December 31, 2010. Reports of the         Management   For      For
       Board of Directors, of the Board of Statutory Auditors and of the
       External Auditors. Related resolutions. Presentation of the consolidated financial statements for the year ended December
       31, 2010
O.2    Allocation of the net income of the year                             Management   For      For
O.3    Determination of the number of the members of the Board of           Management   For      For
       Directors
O.4    Determination of the term of the Board of Directors                  Management   For      For
CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 2 SLATES TO                      Non-Voting
       BE ELECTED AS DIRECTORS, THERE-IS ONLY 1 VACANCY
       AVAILABLE TO BE FILLED AT THE MEETING. THE STANDING
       INSTRUC-TIONS FOR THIS MEETING WILL BE DISABLED
       AND, IF YOU CHOOSE, YOU ARE REQUIRED T-O VOTE FOR
       ONLY 1 OF THE 2 SLATES. THANK YOU.
O.5.1  The slate filed by the Italian Ministry of Economy and Finance,      Shareholder  Against  For
       which owns approximately 31.24% of Enel SpA's share capital is composed of the following candidates: 1. Mauro Miccio, 2. Paolo
       Andrea Colombo (nominated for the Chairmanship), 3. Fulvio
       Conti, 4. Lorenzo Codogno, 5. Fernando Napolitano and 6.
       Gianfranco Tosi
O.5.2  The slate filed by a group of 19 mutual funds and other              Shareholder  Against  For
       institutional investors (1), which together own approximately
       0.98% of Enel SpA's share capital is composed of the following candidates: 1. Angelo Taraborrelli, 2. Alessandro Banchi and 3.
       Pedro Solbes
O.6    Election of the Chairman of the Board of Directors                   Management   For      For
O.7    Determination of the remuneration of the members of the Board of     Management   For      For
       Directors
O.8    Appointment of the External Auditors for the period 2011-2019        Management   For      For
       and determination of the remuneration
E.1    Harmonization of the Bylaws with the provisions of: (a) Legislative  Management   For      For
       Decree of January 27, 2010, No. 27 concerning the participation to the shareholders' meeting by electronic means; amendment of article 11 of the Bylaws, and (b) Regulation concerning the transactions with related parties, adopted by Consob with
       Resolution No. 17221 of March 12, 2010; amendment of articles
       13 and 20 of the Bylaws

HERA SPA, BOLOGNA
SECURITY             T5250M106         MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                          MEETING DATE    29-Apr-2011
ISIN                 IT0001250932      AGENDA          702969467 - Management


                                                                                                   FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE         VOTE     MANAGEMENT
----  ---------------------------------------------------------------------  -----------  -------  -----------
CMMT  PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                       Non-Voting
      ID 800458 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
      RECEIVED ON THE PREVIOUS MEETING WILL BE
      DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
      THIS MEETING NOTICE. THANK YOU.
1     Financial statement at 31/12/2010, management report,                  Management   For      For
      distribution of profit proposal and board of auditors report. Any adjournment thereof
CMMT  PLEASE NOTE THAT ALTHOUGH THERE ARE 3 SLATES TO                        Non-Voting
      BE ELECTED AS DIRECTORS, THERE-IS ONLY 1 VACANCY
      AVAILABLE TO BE FILLED AT THE MEETING. THE STANDING
      INSTRUC-TIONS FOR THIS MEETING WILL BE DISABLED
      AND, IF YOU CHOOSE, YOU ARE REQUIRED T-O VOTE FOR
      ONLY 1 OF THE 3 SLATES. THANK YOU.
2.1   Appointment of directors: The candidate slates for the Board of        Shareholder  Against  For
      directors presented by a group of shareholders ( with Daniele
      Manca as president) representing 59,33%of the stock capital are:
      Tomaso Tommasi di Vignano, Maurizio Chiarini, Giorgio Razzoli,
      Nicodemo Montanari, Filippo Brandolini, Roberto Sacchetti,
      Valeriano Fantini, Rossella Saoncella, Giancarlo Tonelli, Mauro
      Roda, Mara Bernardini, Luca Mandrioli, Luigi Castagna, Fabio
      Giuliani
2.2   Appointment of directors: The candidate slates for the Board of        Shareholder
      directors presented by Em. Ro Popolare societa finanziaria di partecipazioni, Finenergie International SA, Amaco S.r.l, Ing ferrari
      Spa e fondazione Cassa di Risparmio di Carpi, representing 1,38 of the stock capital is: Alberto Marri
2.3   Appointment of directors: The candidate slates for the Board of        Shareholder
      directors presented by a group of shareholders : Carimonte
      Holding, Fondazione Cassa dei risparmi di Forl , Fondazione
      Cassa di risparmio di Imola, Fondazione Cassa di risparmio di
      Modena e Gruppo Societa gas di Rimini, representing 1% of the stock capital are: Enrico Giovanetti, Bruno Tani, Marco Cammelli,
      Piergiuseppe Dolcini
3     Determination of emoluments of directors                               Management   For      For
0     PLEASE NOTE THAT ALTHOUGH THERE ARE 2 SLATES TO                        Non-Voting
      BE ELECTED AS AUDITORS, THERE-IS ONLY 1 VACANCY
      AVAILABLE TO BE FILLED AT THE MEETING. THE STANDING
      INSTRUCT-IONS FOR THIS MEETING WILL BE DISABLED
      AND, IF YOU CHOOSE, YOU ARE REQUIRED TO-VOTE FOR
      ONLY 1 OF THE 2 SLATES. THANK YOU
4.1   Appointment of auditors and of chairman of the board of auditors:      Shareholder  Against  For
      The candidate slates for internal Auditors presented by a group of shareholders ( with Daniele Manca as president) representing
      59,33%of the stock capital are: Effective Auditors: Antonio
      Venturini, Elis Dall'Olio; Alternate Auditors: Roberto Picone
4.2   Appointment of auditors and of chairman of the board of auditors:      Shareholder  Against  For
      The candidate slates for Internal Auditors presented by a group of shareholders : Carimonte Holding, Fondazione Cassa dei risparmi di Forl , Fondazione Cassa di risparmio di Imola, Fondazione
      Cassa di risparmio di Modena e Gruppo Societa gas di Rimini, representing 1% of the stock capital are: Effective Auditors: Sergio santi; Alternate Auditors: Stefano Ceccacci
5     Determination of emoluments of auditors                                Management   For      For
6     Renewal of authorization to share buyback and disposal. Any            Management   For      For
      adjournment thereof

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  15
The Gabelli Utility Trust

GDF SUEZ, PARIS
SECURITY           F42768105         MEETING TYPE    MIX
TICKER SYMBOL                        MEETING DATE    02-May-2011
ISIN               FR0010208488      AGENDA          702967526 - Management

                                                                                                   FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE         VOTE     MANAGEMENT
----  ---------------------------------------------------------------------  -----------  -------  -----------
CMMT  PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                       Non-Voting
      ID 806203 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
      RECEIVED ON THE PREVIOUS MEETING WILL BE
      DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
      THIS MEETING NOTICE. THANK YOU.
CMMT  PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                         Non-Voting
      VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE
      OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
CMMT  French Resident Shareowners must complete, sign and forward            Non-Voting
      the Proxy Card dir-ectly to the sub custodian. Please contact your
      Client Service Representative-to obtain the necessary card, account details and directions. The following ap-plies to Non-
      Resident Shareowners: Proxy Cards: Voting instructions will be fo-
      rwarded to the Global Custodians that have become Registered
      Intermediaries, o-n the Vote Deadline Date. In capacity as
      Registered Intermediary, the Global C-ustodian will sign the Proxy
      Card and forward to the local custodian. If you a-re unsure whether your Global Custodian acts as Registered Intermediary, pleas-e contact your representative
CMMT  PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                          Non-Voting
      INFORMATION IS AVAILABLE BY CLIC-KING ON THE
      MATERIAL URL LINKS: https://balo.journal-
      officiel.gouv.fr/pdf/2011-/0328/201103281100891.pdf AND
      https://balo.journal-officiel.gouv.fr/pdf/2011/0-
      413/201104131101250.pdf
O.1   Approval of transactions and annual financial statements for the       Management   For      For
      financial year 2010
O.2   Approval of the consolidated financial statements for the financial    Management   For      For
      year 2010
O.3   The shareholders' meeting approves the recommendations of the          Management   For      For
      board of directors and resolves that the income for the fiscal year be appropriated as follows: income for the financial year ending on
      December 31st 2010: EUR 857,580,006.00 retained earnings at
      December 31st 2010: EUR 15,684,887,218.00 distributable total:
      EUR 16,542,467,224.00 net dividends paid for the fiscal year
      2010: EUR 3,353,576,920.00 net interim dividends of EUR 0.83 per share paid on November 15th 2010: EUR 1,845,878,763.00to be set off against the dividend of the fiscal year 2010 remainder of the net dividends to be paid for the financial year 2010: EUR
      1,507,698,157.00 the total amount of the net dividends paid for the financial year 2010 i.e. EUR 3,353,576,920.00will be deducted as follows: from the income from the said fiscal year up to: EUR
      857,580,006.00 and from the prior retaining earnings up to: EUR
      2,495,996,914.00 the shareholders' meeting reminds that a net interim dividend of EUR 0.83 per share was already paid on
      November 15th 2010. The net remaining dividend of EUR 0.67 per share will be paid in cash on may 9th 2011, and will entitle natural persons to the 40 per cent allowance. In the event that the company holds some of its own shares on such date, the amount of the unpaid dividend on such shares shall be allocated to the other reserves account. as required by law, it is reminded that, for the last three financial years, the dividends paid, were as follows:
      EUR 1.26 for fiscal year 2007, EUR 2.20 for fiscal year 2008, EUR
      1.47 for fiscal year 2009
O.4   Approval of the regulated Agreements pursuant to Article L. 225-       Management   For      For
      38 of the Commercial Code
O.5   Authorization to be granted to the Board of Directors to trade the     Management   For      For
      Company's shares
O.6   Renewal of Mr. Albert Frere's term as Board member                     Management   For      For
O.7   Renewal of Mr. Edmond Alphandery's term as Board member                Management   For      For
O.8   Renewal of Mr. Aldo Cardoso's term as Board member                     Management   For      For
O.9   Renewal of Mr. Rene Carron's term as Board member                      Management   For      For
O.10  Renewal of Mr. Thierry de Rudder's term as Board member                Management   For      For
O.11  Appointment of Mrs. Francoise Malrieu as Board member                  Management   For      For
O.12  Ratification of transfer of the registered office                      Management   For      For
E.13  Delegation of authority to the Board of Directors to decide to         Management   For      For
      increase share capital by issuing shares with cancellation of preferential subscription rights in favor of employees participating in GDF SUEZ Group savings plans
E.14  Delegation of authority to the Board of Directors to decide to         Management   For      For
      increase share capital with cancellation of preferential subscription rights in favor of all entities created in connection with the implementation of GDF SUEZ Group international employees
      stock ownership plan
E.15  Authorization to be granted to the Board of Directors to carry out     Management   For      For
      free allocation of shares in favor of employees and/or corporate officers of the Company and/or Group companies
E.16  Powers to execute General Meeting's decisions and for formalities      Management   For      For
A     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                      Shareholder  Against  For
      PROPOSAL: Amendment of Resolution 3 that will be presented by the Board of Directors at the Combined General Meeting of
      May 2, 2011: Decision to set the amount of dividends for the financial year 2010 at EUR 0.83 per share, including the partial payment of EUR 0.83 per share already paid on November 15,
      2010, instead of the dividend proposed under the third resolution

ProxyEdge                                                Report Date: 07/08/2011
Meeting Date Range: 07/01/2010 to 06/30/2011                                  16
The Gabelli Utility Trust

MOBISTAR SA, BRUXELLES
SECURITY            B60667100         MEETING TYPE    MIX
TICKER SYMBOL                         MEETING DATE    04-May-2011
ISIN                BE0003735496      AGENDA          702962273 - Management

                                                                                                   FOR/AGAINST
ITEM  PROPOSAL                                                              TYPE        VOTE       MANAGEMENT
----  --------------------------------------------------------------------  ----------  ---------  -----------
CMMT  IMPORTANT MARKET PROCESSING REQUIREMENT: A                            Non-Voting
      BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
      MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE
      YOUR VOTING INSTRUC-TIONS IN THIS MARKET. ABSENCE
      OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJE-
      CTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT
      YOUR CLIENT SERVICE REPRESENTA-TIVE
CMMT  MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                         Non-Voting
      OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
      ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
      NEED TO PROVI-DE THE BREAKDOWN OF EACH
      BENEFICIAL OWNER NAME, ADDRESS AND SHARE
      POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
      THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
      VOTE TO BE LODGED
1     The general meeting approves the company's annual accounts for        Management  No Action
      the financial year ended 31 December 2010, including the
      appropriation of the results as presented with distribution of a gross dividend of four euro and thirty cents (EUR 4.30) per share payable as follows: gross payment of two euro and ninety cents
      (EUR 2.90) per share payable in exchange for coupon No. 12
      (ordinary dividend) as follows: "Ex date" on 17 May 2011; "Record date" on 19 May 2011; and "Payment date" on 20 May 2011.
      gross payment of one euro and forty cents (EUR 1.40) per share payable in exchange for coupon No. 13 (extraordinary dividend)
      as follows: "Ex date" on 16 August 2011; "Record date" on 18
      August 2011; and "Payment date" on 19 August 2011. An amount equal to one per cent (1%) of the consolidated net result after taxes has been reserved for an employee participation plan pursuant to the law of 22 May 2001 on the participation of workers in the capital and profit of companies
2     The general meeting discharges the directors for fulfilling their     Management  No Action
      mandate up to and including 31 December 2010
3     The general meeting discharges the statutory auditor for fulfilling   Management  No Action
      his mandate up to and including 31 December 2010
4     The general meeting resolves to re-appoint Mr. Jan STEYAERT           Management  No Action
      as director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014
5     The general meeting resolves to re-appoint Mrs. Brigitte              Management  No Action
      BOURGOIN-CASTAGNET as director of the company for a term
      of three years. Her mandate will expire after the annual general meeting in 2014
6     The general meeting resolves to re-appoint Mrs. Nathalie              Management  No Action
      THEVENON-CLERE as director of the company for a term of
      three years. Her mandate will expire after the annual general meeting in 2014
7     The general meeting resolves to re-appoint Mr. Bertrand DU            Management  No Action
      BOUCHER director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014
8     The general meeting resolves to re-appoint Mr. Olaf MEIJER            Management  No Action
      SWANTEE as director of the company for a term of three years.
      His mandate will expire after the annual general meeting in 2014
9     The general meeting resolves to re-appoint Mr. Benoit SCHEEN          Management  No Action
      as director of the company for a term of three years. His mandate will expire after the annual general meeting in 2014
10    The general meeting resolves to re-appoint WIREFREE                   Management  No Action
      SERVICES BELGIUM SA, represented by Mr. Aldo CARDOSO as
      director of the company for a term of three years. Its mandate will expire after the annual general meeting in 2014
11    The general meeting resolves to proceed to the final appointment      Management  No Action
      of Mr. Gerard RIES (co-opted by the Board of Directors on 15
      December 2010, in replacement of Mr Gervais PELLISSIER,
      resigning director) as director of the company for a term of three years. His mandate will expire after the annual general meeting in
      2014
12    The general meeting resolves to re-appoint Mr. Eric                   Management  No Action
      DEKEULENEER as director of the company for a term of three years. His mandate will expire after the annual general meeting in
      2014. It appears from the elements known by the company and from the statement made by Mr. Eric DEKEULENEER that he
      meets the independence criteria set out in article 526ter of the
      Companies Code
13    The general meeting resolves to appoint CONSEILS GESTION              Management  No Action
      ORGANISATION SA represented by Mr. Philippe DELAUNOIS as
      director of the company for a term of three years. Its mandate will expire after the annual general meeting in 2014. It appears from the elements known by the company and from the statement
      made by CONSEILS GESTION ORGANISATION SA represented
      by Mr. Philippe DELAUNOIS that they meet the independence
      criteria set out in article 526ter of the Companies Code
14    The general meeting resolves to appoint SOGESTRA SPRL                 Management  No Action
      (company in the process of incorporation) represented by Mrs.
      Nadine ROZENCWEIG-LEMAITRE as director of the company for
      a term of three years. Its mandate will expire after the annual general meeting in 2014. It appears from the elements known by the company and from the statement made by SOGESTRA SPRL
      (company in the process of incorporation) represented by Mrs
      Nadine ROZENCWEIG- LEMAITRE that they meet the
      independence criteria set out in article 526ter of the Companies
      Code
15    The general meeting resolves to appoint Mr. Johan                     Management  No Action
      DESCHUYFFELEER as director of the company for a term of
      three years. His mandate will expire after the annual general meeting in 2014. It appears from the elements known by the company and from the statement made by Mr. Johan
      DESCHUYFFELEER that he meets the independence criteria set out in article 526ter of the Companies Code

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     17

                                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                                TYPE        VOTE       MANAGEMENT
----  ----------------------------------------------------------------------  ----------  ---------  -----------
16    On the proposal of the Board of Directors, the general meeting          Management  No Action
      resolves as follows: The remuneration of each independent
      director is fixed at a lump sum of thirty three thousand euro (EUR
      33,000) per full financial year. An additional remuneration of two thousand two hundred euro (EUR 2,200) will be granted for each meeting of a committee of the company which the director
      concerned has personally attended. The payment of this
      remuneration will be made (where applicable pro rata) after the general meeting has approved the annual accounts for the
      relevant financial year. The remuneration of the president of the
      Board of Directors is fixed at a lump sum of sixty-six thousand euro (EUR 66,000) per full financial year and for the entire duration of his mandate as president. An additional remuneration of two thousand two hundred euro (EUR 2,200) will be granted for each meeting of a committee of the company of which the
      president is a member and which he has personally attended. The payment of this remuneration will be made (where applicable pro rata) after the general meeting has approved the annual accounts for the relevant financial year. The mandate of the other directors is not remunerated, pursuant to article 20 of the company's by-
      laws and the company's Corporate Governance Charter
17    The general meeting resolves to apply the exception in article          Management  No Action
      520ter of the Companies Code (combined with article 525 of the
      Companies Code) with respect to the variable remuneration of the members of the executive management. It resolves, in particular, to maintain (and to the extent necessary, to ratify the application
      of) the same remuneration policy as that of preceding years for the members of the executive management with respect to the variable part short term ("performance bonus"), the Strategic
      Letter and the LTI's as mentioned in the remuneration report published by the company
18    On the recommendation of the audit committee and on the                 Management  No Action
      proposal of the Board of Directors, the general meeting resolves to appoint Deloitte Bedrijfsrevisoren/Reviseurs d'Entreprises SC
      SCRL, represented by Mr. Rik Neckebroeck as auditor of the company for a period of three years expiring after the annual general meeting in 2014. The remuneration of the auditor for the accomplishment of its statutory mission is fixed at a lump sum of two hundred and sixteen thousand euro (EUR 216,000) per year
19    The general meeting resolves to remove the transitional provision       Management  No Action
      in article 12 of the company's by-laws
20    The general meeting resolves to replace the current text of article     Management  No Action
      13, 3rd paragraph of the company's by-laws with the following text: "Directors whose mandate has expired may be re-appointed, within the limits set out by the Companies Code regarding re-
      appointment as an independent director"
21    The general meeting resolves to replace the current text of article     Management  No Action
      16, 2nd paragraph of the company's by-laws with the following text: "Convocations must mention the place, date, time and agenda of the meeting. They must be sent out in advance within a reasonable timeframe by means of a letter, fax, e-mail or any other written means"
22    The general meeting resolves to replace the current text of article     Management  No Action
      16, 4th paragraph of the company's by-laws with the following text: "Any director may grant a proxy by letter, fax, e-mail or any other means to another director to represent him/her/it at a meeting of the Board of Directors"
23    The general meeting resolves to replace the current text of article     Management  No Action
      25, 2nd paragraph of the company's by-laws with the following text: "The conditions for the appointment of members of the management committee, their dismissal, their remuneration, the duration of their mission and the operational mode of the
      management committee, are determined by the Board of Directors in accordance with the applicable provisions of the Companies
      Code"
24    The general meeting resolves to replace the current text of article     Management  No Action
      26 of the company's by-laws with the following text: ARTICLE 26 -
      REMUNERATION AND NOMINATION COMMITTEE The
      remuneration and nomination committee assists the Board of
      Directors and is therefore notably entrusted with the following duties: making proposals to the Board of Directors on the
      remuneration policy for the directors, the members of the

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     18

                                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                                TYPE        VOTE       MANAGEMENT
----  ----------------------------------------------------------------------  ----------  ---------  -----------
      management committee (if applicable) and the members of other committees discussing the general management of the company as defined in article 96 Section 3 of the Companies Code and, where applicable, on the resultant proposals which must be submitted by the Board of Directors to the shareholders; making proposals to the Board of Directors on the individual remuneration of the directors, the members of the management committee (if applicable) and the members of other committees discussing the general management of the company as defined in article 96
      Section 3 of the Companies Code, including the variable
      remuneration and long-term performance bonuses - whether or not stock-related - in the form of stock options or other financial instruments, and severance payments, and where applicable, on the resultant proposals which are submitted by the Board of
      Directors to the shareholders; drafting the Remuneration Report with a view to its insertion by the Board of Directors in the
      Corporate Governance Statement as defined in article 96 Section
      2 of the Companies Code; commenting on the Remuneration
      Report at the annual General Meeting; providing
      recommendations to the Board of Directors on the nomination of directors, the members of the management committee (if
      applicable) and the members of other committees discussing the general management of the company as defined in article 96
      Section 3 of the Companies Code; ensuring that the selection and evaluation procedures of the directors, the members of the management committee (if applicable) and the members of other committees discussing the general management of the company as defined in article 96 Section 3 of the Companies Code, are carried out in the most objective way possible. The remuneration and nomination committee regularly reports to the Board of
      Directors on the exercise of its duties. The remuneration and nomination committee must convene when necessary for the
      proper operation of the committee, and at least twice a year. The remuneration and nomination committee must at all times be composed of at least three directors. All members of the
      remuneration and nomination committee must be non-executive directors and a majority of them must be independent directors within the meaning of the Companies Code. Without prejudice to the foregoing, the said committee is chaired by the chairman of the Board of Directors or by another non-executive director. The members of the remuneration and nomination committee are
      appointed and may be dismissed at any time by the Board of
      Directors. The duration of the mandate of a member of the
      remuneration and nomination committee may not exceed the
      duration of his/ her/its mandate as a director
25    The general meeting resolves to replace the current text of article     Management  No Action
      31 of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the
      Belgian Official Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: ARTICLE 31 - CONVOCATION The Board of Directors or the
      Auditor(s) convene(s) the General Meeting. These convocations must at least contain the elements set out in article 533bis of the
      Companies Code. The convocations are issued in the form and within the deadlines prescribed by articles 533 and following of the
      Companies Code. The agenda must mention the subjects which are to be treated, as well as the proposed resolutions. The proposal of the audit committee with respect to the appointment or re-appointment of the statutory auditor is listed in the agenda.
      Every year, at least one General Meeting is held whose agenda includes, among other things: discussion of the Management
      Report and Auditor(s)'(s) Report, the vote on the Remuneration
      Report, discussion and approval of the Annual Accounts, the appropriation of the results, the discharge to be granted to the directors and to the auditor(s) and, if the case arises, the appointment of director(s) and auditor(s) and prior approval of any agreement entered into with an executive director, a member of the management committee (if applicable) or a member of another committee discussing the general management of the company as defined in article 96 Section 3 of the Companies Code, containing a severance payment exceeding 12 months of remuneration, or, on the reasoned advice of the remuneration and nomination
      committee, exceeding 18 months of remuneration. Persons who must be invited to a General Meeting pursuant to the Companies
      Code, and who take part in a meeting or are represented there, are considered to have been validly convened. These persons may, before or after a General Meeting which they did not attend, renounce the right to invoke a lack of convocation or any
      irregularity in the convocation

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     19

                                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                                TYPE        VOTE       MANAGEMENT
----  ----------------------------------------------------------------------  ----------  ---------  -----------
26    The general meeting resolves to replace the current text of article     Management  No Action
      32 of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the
      Belgian Official Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: ARTICLE 32 - ADMISSION The right to participate in the
      General Meeting and to vote is subject to the registration of the shares in the name of the shareholder on the fourteenth day preceding the General Meeting, at midnight (Belgian time), or by the registration of registered shares in the shareholders' register, or by their registration in the accounts of an authorised custody account holder or clearing institution, regardless of the number of shares held by the shareholder on the day of the General Meeting.
      The day and hour set out in the first paragraph constitute the record date. The shareholder notifies the company, or the person designated by the company to this end, of his/her/its intention to participate in the General Meeting, at the latest on the sixth calendar day preceding the date of the General Meeting. In order to be admitted to the General Meeting, the shareholder must in addition also be able to prove his/her identity. The representative of a shareholder, who is a legal person, must be able to present the documents proving his/her capacity as company
      representative or proxy holder, at the latest before the
      commencement of the General Meeting. Transitional provision
      The owners of bearer shares must register on the record date by delivering the bearer shares to one or more financial
      intermediaries designated by the Board of Directors in the convocation, regardless of the number of shares held by the shareholder on the day of the General Meeting. The shareholder notifies the company, or the person designated by the company to this end, of his/her/its intention to participate in the General
      Meeting, at the latest on the sixth calendar day preceding the date of the General Meeting. In order to be admitted to the General
      Meeting, the shareholder must in addition also be able to prove his/her identity. The representative of a shareholder, who is a legal person, must be able to present the documents proving his/her capacity as company representative or proxy holder, at the latest before the commencement of the General Meeting
27    The general meeting resolves to replace the current text of article     Management  No Action
      33 of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the
      Belgian Official Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies, into Belgian law. ARTICLE 33 - REPRESENTATION All shareholders having
      voting rights may vote personally or by proxy. A shareholder may designate, for a given General Meeting, only one person as a proxy holder, without prejudice to the exceptions set out in the
      Companies Code. The proxy holder must not be a shareholder.
      The designation of a proxy holder must take place in writing and must be signed by the shareholder. The Board of Directors may determine the form of the proxies in the convocation. The
      notification of the proxy to the company must be done by letter, fax or e-mail, in accordance with the modalities determined by the
      Board of Directors in the convocation. The proxy must be received by the company at the latest on the sixth calendar day preceding the date of the General Meeting. Any proxy received by the company before the publication of a revised agenda pursuant to article 533ter of the Companies Code remains valid for the items covered by the proxy. As an exception to the foregoing, with respect to the items on the agenda which are the subject of newly submitted proposed resolutions pursuant to article 533ter of the
      Companies Code, the proxy holder may, at the general meeting, deviate from potential voting instructions given by his/her/its principal if the accomplishment of these instructions would risk compromising the interests of his/her/its principal. The proxy holder must inform his/her/its principal of this fact
28    The general meeting resolves to replace the current text of article     Management  No Action
      35 of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the
      Belgian Official Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: ARTICLE 35 ADJOURNMENT The Board of Directors has
      the right, during the meeting, to postpone the decision in relation to the approval of the annual accounts of the company by five weeks. This postponement has no effect on the other resolutions taken, except if the General Meeting resolves otherwise. The
      Board of Directors must re-convene the General Meeting within the five-week period in order to resolve the adjourned items on the agenda. Formalities fulfilled in order to attend the first General
      Meeting, including the registration of securities or the potential notification of proxies or forms used to vote by correspondence, remain valid for the second Meeting. New notifications of proxies or of forms used to vote by correspondence will be authorised, within the deadlines and under the conditions contained in the current by-laws. The General Meeting may only be postponed once. The second General Meeting makes final resolutions on the adjourned items on the agenda
29    The general meeting resolves to replace the current text of article     Management  No Action
      36, 2nd paragraph of the company's by-laws with the following text, under the suspensive condition of the adoption, the
      publication in the Belgian Official Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July
      2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: Holders of bonds, warrants and certificates issued with the cooperation of the company may attend the General Meeting, but only with an advisory vote. The right to attend the General Meeting is subject to the same formalities as those which are applicable in accordance with the provisions of the present by-laws, to the shareholders, depending on the nature of the securities concerned

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     20

                                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                                TYPE        VOTE       MANAGEMENT
----  ----------------------------------------------------------------------  ----------  ---------  -----------
30    The general meeting resolves to replace the current text of article     Management  No Action
      37 of the company's by-laws with the following text, under the suspensive condition of the adoption, the publication in the
      Belgian Official Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: ARTICLE 37 - DELIBERATION Before entering the meeting, an attendance list setting out the names and the addresses of the shareholders as well as the number of shares held by them, is signed by the shareholders or by their proxy holders. An
      attendance list indicating the names and addresses of the holder of bonds, warrants and certificates issued with the cooperation of the company as well as the number of securities held by them, is also signed by each of them or by their proxy holders. The
      General Meeting cannot deliberate on points that are not
      contained in the agenda, unless all shareholders are present or represented at the General Meeting and unanimously resolve to deliberate on these points. The directors answer the questions addressed to them by the shareholders at the meeting or in writing with respect to their report or to other points on the agenda, to the extent that the communication of data is not likely to cause prejudice to the commercial interests of the company or to the confidentiality obligations that the company or the directors have committed to. The auditor(s) answer the questions addressed to them by the shareholders, at the meeting or in writing with respect to his (their) report, to the extent that the communication of data is not likely to cause prejudice to the commercial interests of the company or to the confidentiality obligations that the company, the directors or the auditors have committed to. The shareholders have the right to ask questions during the meeting or in writing.
      The written questions may be addressed to the company by
      electronic means to the address mentioned in the convocation to the General Meeting. The written questions must be received by the company at the latest on the sixth calendar day preceding the date of the General Meeting. Unless otherwise provided by the law and the by-laws, the resolutions must be taken by a simple majority of votes cast, regardless of the number of shares represented at the meeting. Blank and invalid votes are not added to the votes cast. The votes must be taken by a show of hands or by roll call, unless the General Meeting resolves otherwise by a simple majority of votes cast. The foregoing does not affect the right of each shareholder to vote by correspondence, by means of a form made available by the company and containing at least the elements set out in article 550 Section 2 of the Companies Code.
      The form used to vote by correspondence must be received by the company at the latest on the sixth calendar day preceding the
      General Meeting. The form used to vote by correspondence
      addressed to the company for a General Meeting is valid for the successive General Meetings convened with the same agenda.
      Any form used to vote by correspondence received by the
      company before the publication of a revised agenda pursuant to article 533ter of the Companies Code remains valid for the items on the agenda which are covered by it. By means of an exception to the foregoing, the vote exercised with respect to an item on the agenda which is the object of a newly proposed resolution in application of article 533ter of the Companies Code, is null and void
31    The general meeting resolves to add a 3rd paragraph to article 38       Management  No Action
      of the company's by-laws by adding the following text, under the suspensive condition of the adoption, the publication in the
      Belgian Official Gazette and the entry into force of any legislation transposing directive 2007/36/EC of 11 July 2007 on the exercise of certain rights of shareholders in listed companies into Belgian law: The minutes must at least contain the elements set out in article 546 of the Companies Code and are published on the website of the company within fifteen calendar days after the
      General Meeting
32    The general meeting confers on Mr. Johan VAN DEN CRUIJCE,               Management  No Action
      with the right of substitution, all powers necessary to immediately proceed with the coordination of the text of the company's by-laws in accordance with the resolutions taken following the proposed resolutions nos. 19 to 24, to sign it and to file it with the clerk of the relevant Commercial Court, in accordance with the applicable legal provisions. The general meeting also confers on Mr. Johan
      VAN DEN CRUIJCE, with the right of substitution, all powers necessary to proceed with the coordination of the text of the company's by-laws in accordance with the resolutions taken following the proposed resolutions nos. 25 to 31, to sign it and to file it with the clerk of the relevant Commercial Court, in accordance with the applicable legal provisions, as soon as the suspensive condition set out in the proposed resolutions is realised
33    Pursuant to article 556 of the Companies Code, the general              Management  No Action
      meeting approves and, to the extent necessary, ratifies article
      10.1 (i) of the "Revolving Credit Facility Agreement" entered into on 22 December 2010 between the company and Atlas Services
      Belgium SA

ROLLS-ROYCE GROUP PLC, LONDON

SECURITY         G7630U109         MEETING TYPE    Court Meeting
TICKER SYMBOL                      MEETING DATE    06-May-2011
ISIN             GB0032836487      AGENDA          702859553 - Management

                                                                             FOR/AGAINST
ITEM  PROPOSAL                                             TYPE        VOTE  MANAGEMENT
----  ---------------------------------------------------  ----------  ----- -----------
CMMT  PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION  Non-Voting
      FOR THIS MEETING TYPE.-PLEASE CHOOSE BETWEEN
      "FOR" AND "AGAINST" ONLY. SHOULD YOU CHOOSE TO
      VOTE-ABSTAIN FOR THIS MEETING THEN YOUR VOTE WILL
      BE DISREGARDED BY THE ISSUER OR-ISSUERS AGENT.
 1    Implement the Scheme of Arrangement                  Management  For   For

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     21

ROLLS-ROYCE GROUP PLC, LONDON
SECURITY         G7630U109         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    06-May-2011
ISIN             GB0032836487      AGENDA          702859565 - Management


                                                                                            FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE     VOTE  MANAGEMENT
----  -------------------------------------------------------------------  ---------  ----  -----------
 1    To receive the Director's report and financial statements for the   Management  For   For
      year ended December 31, 2010
 2    To approve the Director's remuneration report for the year ended    Management  For   For
      December 31, 2010
 3    To re-elect Sir Simon Robertson as a director of the Company        Management  For   For
 4    To re-elect John Rishton as a director of the Company               Management  For   For
 5    To re-elect Helen Alexander CBE a director of the Company           Management  For   For
 6    To re-elect Peter Byrom as a director of the Company                Management  For   For
 7    To re-elect Iain Conn as a director of the Company                  Management  For   For
 8    To re-elect Peter Gregson as a director of the Company              Management  For   For
 9    To re-elect James Guyette as a director of the Company              Management  For   For
 10   To re-elect John McAdam as a director of the Company                Management  For   For
 11   To re-elect John Neill CBE as a director of the Company             Management  For   For
 12   To re-elect Andrew Shilston as a director of the Company            Management  For   For
 13   To re-elect Colin Smith as a director of the Company                Management  For   For
 14   To re-elect Ian Strachan as a director of the Company               Management  For   For
 15   To re-elect Mike Terrett as a director of the Company               Management  For   For
 16   To re-appoint the auditors                                          Management  For   For
 17   To authorise the directors to agree the auditor's remuneration      Management  For   For
 18   To approve payment to shareholders                                  Management  For   For
 19   To authorise political donation and political expenditure           Management  For   For
 20   To approve the Rolls-Royce plc Share Purchase Plan                  Management  For   For
 21   To approve the Rolls-Royce UK Share Save Plan                       Management  For   For
 22   To approve the Rolls-Royce International Share Save Plan            Management  For   For
 23   To adopt amended Articles of Association                            Management  For   For
 24   To authorise the directors to call general meetings on not less     Management  For   For
      than 14 clear day's notice
 25   To authorise the directors to allot shares (s.551)                  Management  For   For
 26   To disapply pre-emption rights (s.561)                              Management  For   For
 27   To authorise the Company to purchase its own ordinary shares        Management  For   For
 28   To implement the Scheme of Arrangement                              Management  For   For

PORTUGAL TELECOM SGPS S A

SECURITY         X6769Q104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    06-May-2011
ISIN             PTPTC0AM0009      AGENDA          702929425 - Management

                                                                                                FOR/AGAINST
ITEM  PROPOSAL                                                                TYPE        VOTE  MANAGEMENT
----  ----------------------------------------------------------------------  ----------  ----  -----------
CMMT  PLEASE NOTE THAT VOTING IN PORTUGUESE MEETINGS                          Non-Voting
      REQUIRES THE DISCLOSURE OF-BENEFICIAL OWNER
      INFORMATION, THROUGH DECLARATIONS OF
      PARTICIPATION AND-VOTING. BROADRIDGE WILL
      DISCLOSE THE BENEFICIAL OWNER INFORMATION FOR
      YOUR-VOTED ACCOUNTS. ADDITIONALLY, PORTUGUESE
      LAW DOES NOT PERMIT BENEFICIAL-OWNERS TO VOTE
      INCONSISTENTLY ACROSS THEIR HOLDINGS. OPPOSING
      VOTES MAY BE-REJECTED SUMMARILY BY THE COMPANY
      HOLDING THIS BALLOT. PLEASE CONTACT YOUR-CLIENT
      SERVICE REPRESENTATIVE FOR FURTHER DETAILS.
CMMT  PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                           Non-Voting
      REACH QUORUM, THERE WILL BE A-SECOND CALL ON 23
      MAY 2011. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
      WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
      IS AMENDED. THANK YOU.
1     To resolve on the management report, balance sheet and                  Management  For   For
      accounts for the year 2010
2     To resolve on the consolidated management report, balance sheet         Management  For   For
      and accounts for the year 2010
3     To resolve on the proposal for application of profits                   Management  For   For
4     To resolve on a general appraisal of the company's management           Management  For   For
      and supervision
5     To resolve on an amendment to article 13 and article 17 of the          Management  For   For
      articles of association of the company
6     To resolve on the acquisition and disposal of own shares                Management  For   For
7     To resolve, pursuant to article 8, number 4, of the articles of         Management  For   For
      association, on the parameters applicable in the event of any issuance of bonds convertible into shares that may be resolved upon by the board of directors
8     To resolve on the suppression of the pre-emptive right of               Management  For   For
      shareholders in the subscription of any issuance of convertible bonds as referred to under item 7 hereof as may be resolved upon by the board of directors
9     To resolve on the issuance of bonds and other securities, of            Management  For   For
      whatever nature, by the board of directors, and notably on the fixing of the value of such securities, in accordance with articles 8, number 3 and 15, number 1, paragraph e), of the articles of association
10    To resolve on the acquisition and disposal of own bonds and other       Management  For   For
      own securities
11    To resolve on the statement of the compensation committee on            Management  For   For
      the remuneration policy for the members of the management and supervisory bodies of the company
12    To resolve on the ratification of the appointment of new members        Management  For   For
      of the board of directors to complete the 2009-2011 term-of-office

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     22

ENDESA SA, MADRID
SECURITY         E41222113         MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                      MEETING DATE    09-May-2011
ISIN             ES0130670112      AGENDA          702971880 - Management

                                                                                             FOR/AGAINST
ITEM  PROPOSAL                                                             TYPE        VOTE  MANAGEMENT
----  -------------------------------------------------------------------  ----------  ----  ------------
CMMT  PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                        Non-Voting
      REACH QUORUM, THERE WILL BE A-SECOND CALL ON 09
      MAY 2011 AT 12:31 PM. CONSEQUENTLY, YOUR VOTING-
      INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
      UNLESS THE AGENDA IS AMENDED.-THANK YOU.
1     Examination and approval, if any, of the individual financial        Management  For   For
      statements of Endesa, SA (Balance Sheet, Profit and Loss
      Account, Statement of Changes in Equity, Cash Flow Statement
      and Notes), as well as of the consolidated financial statements of
      Endesa, SA and Subsidiaries (Consolidated Balance Sheet, Profit
      and Loss Account Consolidated Consolidated Result Global,
      Statement of Changes in Equity Consolidated Cash Flow
      Statement Consolidated Report) for the year ended December 31,
      2010
2     Examination and approval, where appropriate, the individual          Management  For   For
      management report of Endesa, SA and Consolidated
      Management Report of Endesa, SA and Subsidiaries for the year ended December 31, 2010
3     Examination and approval, if any, of the Social Management for       Management  For   For
      the year ended December 31, 2010
4     Examination and approval, if applicable, the allocation of profits   Management  For   For
      and the distribution of dividends for the year ended December 31,
      2010
5     Re-election of Director, Mr. Borja Prado Eulate                      Management  For   For
6     Revocation and Appointment of Auditors                               Management  For   For
7.1   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 8 of the Bylaws. Non-voting,
      redeemable and preference
7.2   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 11 of the Bylaws. Modalities of the
      increase
7.3   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 12 of the Bylaws. Delegation to
      managers of increased social capital
7.4   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 14 of the Bylaws. Exclusion of pre-
      emptive rights
7.5   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 15 of the Bylaws. Reduction of social capital
7.6   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 16 of the Bylaws. Issuance of bonds
7.7   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 22 of the Bylaws. Convocation of the
      General Board
7.8   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 23 of the Bylaws. Convening authority and obligation
7.9   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 26 of the Bylaws. Special agreements.
      Constitution
7.10  Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 33 of the Bylaws. Right to information
7.11  Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 36 of the Bylaws. Board of Directors.
      General functions
7.12  Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 40 of the Bylaws. Remuneration
7.13  Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 42 of the Bylaws. Incompatibilities of
      the Directors
7.14  Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 44 of the Bylaws. Constitution of the
      Council
7.15  Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 51 of the Bylaws. Audit and
      Compliance Committee
7.16  Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Amend Article 54 of the Bylaws. Contents of the
      annual accounts
7.17  Modification of adaptation to the latest legislative reforms of the  Management  For   For
      Association: Approve the revised text of the Bylaws
8.1   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      General Regulations: Amend Article 3 of the General Meeting
      Regulations. Advertising
8.2   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      General Regulations: Amend Article 7 of the General Meeting
      Regulations. Convening authority and obligation
8.3   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      General Regulations: Amend Article 8 of the General Meeting
      Regulations. Publication and notice of meeting
8.4   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      General Regulations: Amend Article 9 of the General Meeting
      Regulations. Right to information
8.5   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      General Regulations: Amend Article 10 of the General Meeting
      Regulations. Right to attend
8.6   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      General Regulations: Amend Article 11 of the General Meeting
      Regulations. Representation
8.7   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      General Regulations: Amend Article 24 of the General Meeting
      Regulations. Publication
8.8   Modification of adaptation to the latest legislative reforms of the  Management  For   For
      General Regulations: To approve the revised text of the General
      Meeting Regulations
9     Annual Report on Remuneration of Directors for the advisory vote     Management  For   For
10    Delegation to the Board of Directors for the execution and           Management  For   For
      development of resolutions adopted by the Board, so as to
      substitute the powers received from the Board and granting of powers to a public deed and registration of such agreements and for correction, if necessary
CMMT  PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                   Non-Voting
      OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
      SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
      PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
      ORIGINAL INSTRUCTIONS. THANK YOU.

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     23

TELE2 AB
SECURITY         W95878117         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    16-May-2011
ISIN             SE0000314312      AGENDA          702969544 - Management

                                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                                 TYPE         VOTE     MANAGEMENT
----  -----------------------------------------------------------------------  -----------  -------  -----------
CMMT  PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                         Non-Voting
      ID 788656 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
      RECEIVED ON THE PREVIOUS MEETING WILL BE
      DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
      THIS MEETING NOTICE. THANK YOU.
CMMT  PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN                        Non-Voting
      ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU
CMMT  MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                            Non-Voting
      OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
      ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
      NEED TO PROVI-DE THE BREAKDOWN OF EACH
      BENEFICIAL OWNER NAME, ADDRESS AND SHARE
      POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
      THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
      VOTE TO BE LODGED
CMMT  IMPORTANT MARKET PROCESSING REQUIREMENT: A                               Non-Voting
      BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
      IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
      VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
      POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
      IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
      CLIENT SERVICE REPRESENTATIVE
1     Opening of the Meeting                                                   Non-Voting
2     Election of lawyer Wilhelm Luning as Chairman of the Annual              Non-Voting
      General Meeting
3     Preparation and approval of the voting list                              Non-Voting
4     Approval of the agenda                                                   Non-Voting
5     Election of one or two persons to check and verify the minutes           Non-Voting
6     Determination of whether the Annual General Meeting has been             Non-Voting
      duly convened
7     Statement by the Chairman of the Board on the work of the Board          Non-Voting
      of Directors
8     Presentation by the Chief Executive Officer                              Non-Voting
9     Presentation of Annual Report, Auditors' Report and the                  Non-Voting
      consolidated financial-statements and the auditors' report on the consolidated financial statements
10    Resolution on the adoption of the income statement and Balance           Management   For      For
      Sheet and of the consolidated income statement and the
      consolidated Balance Sheet
11    Resolution on the proposed treatment of the Company's                    Management   For      For
      unappropriated earnings or accumulated loss as stated in the adopted Balance Sheet
12    Resolution on the discharge of liability of the directors of the Board   Management   For      For
      and the Chief Executive Officer
13    Determination of the number of directors of the Board                    Management   For      For
14    Determination of the remuneration to the directors of the Board          Management   For      For
      and the auditor
15    The Nomination Committee proposes, for the period until the close        Management   For      For
      of the next Annual General Meeting, the re-election of Mia Brunell
      Livfors, John Hepburn, Mike Parton, John Shakeshaft, Cristina
      Stenbeck, Lars Berg, Erik Mitteregger and Jere Calmes as
      directors of the Board. The Nomination Committee proposes that the Annual General Meeting shall re-elect Mike Parton as
      Chairman of the Board of Directors. Furthermore, it is proposed that the Board of Directors at the Constituent Board Meeting appoints an Audit Committee and a Remuneration Committee
      within the Board of Directors. The Nomination Committee's
      motivated opinion regarding proposal of the Board of Directors is available at the Company's website, www.tele2.com
16    Approval of the procedure of the Nomination Committee                    Management   For      For
17    Resolution regarding Guidelines for remuneration to the senior           Management   For      For
      executives
18a   Resolution regarding incentive programme comprising the                  Management   For      For
      following resolution: adoption of an incentive programme
18b   Resolution regarding incentive programme comprising the                  Management   For      For
      following resolution: authorisation to resolve to issue Class C shares
18c   Resolution regarding incentive programme comprising the                  Management   For      For
      following resolution: authorisation to resolve to repurchase own
      Class C shares
18d   Resolution regarding incentive programme comprising the                  Management   For      For
      following resolution: transfer of own Class B shares
19    Resolution to authorise the Board of Directors to resolve on             Management   For      For
      repurchase of own shares
20    Resolution on amendment of the Articles of Association                   Management   For      For
21    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                        Shareholder  Against  For
      PROPOSAL: Shareholder's proposal to resolve up on appointing an independent examiner to investigate the Company's customer policy in accordance with Chapter 10, Section 21 of the
      Companies Act
22    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                        Shareholder  Against  For
      PROPOSAL: Shareholder's proposal to resolve up on appointing an independent examiner to investigate the Company's investor relations policy in accordance with Chapter 10, Section 21 of the
      Companies Act
23    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                        Shareholder  Against  For
      PROPOSAL: Shareholder's proposal to establish a customer
      ombudsman function
24    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                        Shareholder  Against  For
      PROPOSAL: Shareholder's proposal regarding an annual
      evaluation of the Company's "work with gender equality and ethnicity"
25    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER                        Shareholder  Against  For
      PROPOSAL: Shareholder's proposal regarding "separate General
      Meetings"
26    Closing of the Meeting                                                   Non-Voting

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     24

INVESTMENT AB KINNEVIK, STOCKHOLM
SECURITY         W4832D110         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    16-May-2011
ISIN             SE0000164626      AGENDA          702973480 - Management

                                                                                                 FOR/AGAINST
ITEM  PROPOSAL                                                                 TYPE        VOTE  MANAGEMENT
----  ----------------------------------------------------------------------   ---------   ----  -----------
CMMT  PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                         Non-Voting
      ID 788740 DUE TO DELETION OF-RESOLUTIONS. ALL VOTES
      RECEIVED ON THE PREVIOUS MEETING WILL BE
      DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
      THIS MEETING NOTICE. THANK YOU.
CMMT  PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN                        Non-Voting
      ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU
CMMT  MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL                            Non-Voting
      OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
      ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
      NEED TO PROVI-DE THE BREAKDOWN OF EACH
      BENEFICIAL OWNER NAME, ADDRESS AND SHARE
      POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
      THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
      VOTE TO BE LODGED
CMMT  IMPORTANT MARKET PROCESSING REQUIREMENT: A                               Non-Voting
      BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
      IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
      VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
      POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
      IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
      CLIENT SERVICE REPRESENTATIVE
1     Opening of the Meeting                                                   Non-Voting
2     The Nomination Committee proposes that the lawyer Wilhelm                Non-Voting
      Luning is appointed-to be the Chairman of the Annual General
      Meeting
3     Preparation and approval of the voting list                              Non-Voting
4     Approval of the agenda                                                   Non-Voting
5     Election of one or two persons to check and verify the minutes           Non-Voting
6     Determination of whether the Annual General Meeting has been             Non-Voting
      duly convened
7     Statement by the Chairman of the Board on the work of the Board          Non-Voting
      of Directors
8     Presentation by the Chief Executive Officer                              Non-Voting
9     Presentation of the Annual Report and Auditor's Report and of the        Non-Voting
      Group Annual-Report and the Group Auditor's Report
10    Resolution on the adoption of the Profit and Loss Statement and          Management  For   For
      the Balance Sheet and of the Group Profit and Loss Statement
      and the Group Balance Sheet
11    Resolution on the proposed treatment of the Company's                    Management  For   For
      unappropriated earnings or accumulated loss as stated in the adopted Balance Sheet
12    Resolution on the discharge of liability of the directors of the Board   Management  For   For
      and the Chief Executive Officer
13    The Nomination Committee proposes that the Board of Directors            Management  For   For
      shall consist of seven directors and no deputy directors
14    The Nomination Committee proposes that the Annual General                Management  For   For
      Meeting resolve to increase the total Board remuneration from
      SEK 3,875,000 to SEK 4,325,000 for the period until the close of the next Annual General Meeting in 2012. The proposal includes
      SEK 1,000,000 to be allocated to the Chairman of the Board, SEK
      450,000 to each of the directors of the Board and total SEK
      625,000 for the work in the committees of the Board of Directors.
      The Nomination Committee proposes that for work within the Audit
      Committee SEK 150,000 shall be allocated to the Chairman and
      SEK 75,000 to each of the other three members. For work within the Remuneration Committee SEK 50,000 shall be allocated to the Chairman and SEK 25,000 to each of the other three
      members. Finally, the Nomination Committee proposes that for work within the New Ventures Committee SEK 25,000 shall be allocated to each of the five members. Furthermore, remuneration to the auditor shall be paid in accordance with approved invoices
15    The Nomination Committee proposes, for the period until the close        Management  For   For
      of the next Annual General Meeting, the re-election of Vigo
      Carlund, Wilhelm Klingspor, Erik Mitteregger, Allen Sangines-
      Krause and Cristina Stenbeck as directors of the Board. The
      Nomination Committee proposes the election of Tom Boardman and Dame Amelia Fawcett as new directors of the Board. John
      Hewko and Stig Nordin have informed the Nomination Committee that they decline re-election at the Annual General Meeting. The
      Nomination Committee proposes that the Meeting shall re-elect
      Cristina Stenbeck as Chairman of the Board of Directors.
      Furthermore, it is proposed that the Board of Directors at the
      Constituent Board Meeting appoints an Audit Committee, a
      Remuneration Committee and a New Ventures Committee within the Board of Directors
16    Approval of the procedure of the Nomination Committee                    Management  For   For
17    Resolution regarding Guidelines for remuneration to the senior           Management  For   For
      executives
18    Resolution regarding incentive programme comprising the                  Management  For   For
      following resolutions: (a) adoption of an incentive programme; (b)
      authorisation to resolve to issue Class C shares; (c) authorisation to resolve to repurchase Class C shares; (d) transfer of Class B shares
19    Resolution to authorise the Board of Directors to resolve on             Management  For   For
      repurchase of own shares
20    Resolution on amendment of the Articles of Association                   Management  For   For
21    Closing of the Meeting                                                   Non-Voting

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     25

ORASCOM TELECOM S A E
SECURITY         68554W205         MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                      MEETING DATE    17-May-2011
ISIN             US68554W2052      AGENDA          703067199 - Management

                                                                                                FOR/AGAINST
ITEM  PROPOSAL                                                           TYPE        VOTE       MANAGEMENT
----  -----------------------------------------------------------------  ----------  ---------  -----------
CMMT  IMPORTANT MARKET PROCESSING REQUIREMENT: A                         Non-Voting
      BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
      IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
      VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
      POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
      IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
      CLIENT SERVICE REPRESENTATIVE
1     Ratification and approval of the BoD's report on the Company's     Management  No Action
      activity during the fiscal year ended December 31, 2010
2     Approval of the financial statements of the fiscal year ended      Management  No Action
      December 31, 2010, and ratification of the general balance-sheet and the profits and loss accounts of the fiscal year ended
      December 31, 2010
3     Ratification of the Auditor's report of the fiscal year ended      Management  No Action
      December 31, 2010
4     Consideration of the proposal made regarding the distribution of   Management  No Action
      profits of the fiscal year ended December 31, 2010
5     Discharging the Chairman and the Board Members regarding the       Management  No Action
      fiscal year ended December 31, 2010
6     Approval and specification of the BM's compensation and            Management  No Action
      allowances regarding the fiscal year ending December 31, 2011
7     Appointment of the Company's Auditor during the year ending        Management  No Action
      December 31, 2011, and determining his annual professional fees
8     Approving the related parties' transactions for year 2011 with     Management  No Action
      subsidiaries and affiliates
9     Delegation of the BoD to conclude loans and mortgages and to       Management  No Action
      issue securities for lenders regarding the Company and its subsidiaries and affiliates
10    Approval and recognition of the donations made during the fiscal   Management  No Action
      year 2010, and authorization of the BoD to make donations during the fiscal year 2011
11    Consideration of the approval of the amendments introduced to      Management  No Action
      the BoD's constitution

HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LT

SECURITY         G4672G106         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    19-May-2011
ISIN             KYG4672G1064      AGENDA          702901566 - Management

                                                                                             FOR/AGAINST
ITEM  PROPOSAL                                                             TYPE        VOTE  MANAGEMENT
----  -------------------------------------------------------------------  ----------  ----  -----------
CMMT  PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO                         Non-Voting
      VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS.
      THANK YOU.
CMMT  PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE                     Non-Voting
      BY CLICKING ON THE URL LINK:-
      http://www.hkexnews.hk/listedco/listconews/sehk/20110401/LTN2
      01104011462.pdf
1     To receive and consider the audited financial statements and the     Management  For   For
      reports of the directors and auditor for the year ended 31
      December 2010
2     To declare a final dividend                                          Management  For   For
3.a   To re-elect Mr Fok Kin-ning, Canning as a director                   Management  For   For
3.b   To re-elect Mr Lai Kai Ming, Dominic as a director                   Management  For   For
3.c   To re-elect Mr Cheong Ying Chew, Henry as a director                 Management  For   For
3.d   To authorise the board of directors to fix the directors'            Management  For   For
      remuneration
4     To re-appoint PricewaterhouseCoopers as the auditor and to           Management  For   For
      authorise the board of directors to fix the auditor's remuneration
5.1   Ordinary resolution on item 5(1) of the Notice of the Meeting (To    Management  For   For
      grant a general mandate to the directors of the Company to issue additional shares)
5.2   Ordinary resolution on item 5(2) of the Notice of the Meeting (To    Management  For   For
      grant a general mandate to the directors of the Company to repurchase shares of the Company)
5.3   Ordinary resolution on item 5(3) of the Notice of the Meeting (To    Management  For   For
      extend the general mandate to the directors of the Company to issue additional shares)

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     26

SUEZ ENVIRONNEMENT COMPANY, PARIS
SECURITY          F4984P118        MEETING TYPE      MIX
TICKER SYMBOL                      MEETING DATE      19-May-2011
ISIN              FR0010613471     AGENDA            702961966 - Management

                                                                                               FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE        VOTE  MANAGEMENT
----  ---------------------------------------------------------------------  ----------  ----  -----------
CMMT  PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                         Non-Voting
      VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE
      OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
CMMT  French Resident Shareowners must complete, sign and forward            Non-Voting
      the Proxy Card-directly to the sub custodian. Please contact your
      Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
      Resident Shareowners:   Proxy Cards: Voting-instructions will be
      forwarded to the Global Custodians that have become-Registered
      Intermediaries, on the Vote Deadline Date. In capacity as-
      Registered Intermediary, the Global Custodian will sign the Proxy
      Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
CMMT  PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                          Non-Voting
      INFORMATION IS AVAILABLE BY-CLICKING ON THE
      MATERIAL URL LINK:-https://balo.journal-
      officiel.gouv.fr/pdf/2011/0413/201104131101270.pdf
O.1   Approval of the corporate financial statements for the financial       Management  For   For
      year ended December 31, 2010
O.2   Approval of the consolidated financial statements for the financial    Management  For   For
      year ended December 31, 2010
O.3   Allocation of income for the financial year ended December 31,         Management  For   For
      2010
O.4   Option to pay dividend in shares                                       Management  For   For
O.5   Approval of the regulated Agreements and Commitments pursuant          Management  For   For
      to Articles L. 225-38 et seq. and L.225-42-1 of the Commercial
      Code
O.6   Ratification of the registered office transfer                         Management  For   For
O.7   Ratification of the cooptation of Mrs. Penelope Chalmers-Small as      Management  For   For
      Board member
O.8   Appointment of Mrs. Valerie Bernis as Board member                     Management  For   For
O.9   Appointment of Mr. Nicolas Bazire as Board member                      Management  For   For
O.10  Appointment of Mr. Jean-Francois Cirelli as Board member               Management  For   For
O.11  Appointment of Mr. Lorenz d'este as Board member                       Management  For   For
O.12  Appointment of Mr. Gerard Lamarche as Board member                     Management  For   For
O.13  Appointment of Mr. Olivier Pirotte as Board member                     Management  For   For
O.14  Authorization to allow the Company to trade its own shares             Management  For   For
E.15  Authorization to be granted to the Board of Directors to reduce        Management  For   For
      share capital by cancellation of treasury shares of the Company
E.16  Delegation of authority granted to the Board of Directors to carry     Management  For   For
      out a share capital increase, with cancellation of preferential subscription rights, in favor of a given category (ies) of designated beneficiaries as part of the implementation of international employee share ownership and savings plans of the Suez
      Environnement Group
E.17  Powers to accomplish all formalities                                   Management  For   For

TELEKOM AUSTRIA AG, WIEN
SECURITY         A8502A102         MEETING TYPE    Ordinary General Meeting
TICKER SYMBOL                      MEETING DATE    19-May-2011
ISIN             AT0000720008      AGENDA          702974735 - Management

                                                                            FOR/AGAINST
ITEM  PROPOSAL                                            TYPE        VOTE  MANAGEMENT
----  --------------------------------------------------  ----------  ----  -----------
1     Presentation annual report                          Management  For   For
2     Approval of usage of earnings                       Management  For   For
3     Approval of discharge of bod                        Management  For   For
4     Approval of discharge of supervisory Board          Management  For   For
5     Approval of remuneration of supervisory Board       Management  For   For
6     Election auditor                                    Management  For   For
7     Election to the supervisory Board (split)           Management  For   For
8     Report on buy back of own shs                       Management  For   For
9     Approval of buyback                                 Management  For   For
      PLEASE NOTE THAT THIS IS A REVISION DUE TO          Non-Voting
      MODIFICATION IN THE TEXT OF THE RES-OLUTION 9. IF
      YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
      NOT RETURN THIS P-ROXY FORM UNLESS YOU DECIDE TO
      AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

NTT DOCOMO,INC.
SECURITY         J59399105         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    17-Jun-2011
ISIN             JP3165650007      AGENDA          703101864 - Management

                                                                    FOR/AGAINST
ITEM  PROPOSAL                                    TYPE        VOTE  MANAGEMENT
----  ------------------------------------------  ----------  ----  -----------
      Please reference meeting materials.         Non-Voting
1.    Approve Appropriation of Retained Earnings  Management  For   For
2.    Amend Articles to: Expand Business Lines    Management  For   For
3.1   Appoint a Director                          Management  For   For
3.2   Appoint a Director                          Management  For   For
3.3   Appoint a Director                          Management  For   For
4.1   Appoint a Corporate Auditor                 Management  For   For
4.2   Appoint a Corporate Auditor                 Management  For   For
4.3   Appoint a Corporate Auditor                 Management  For   For
4.4   Appoint a Corporate Auditor                 Management  For   For

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     27

NIPPON TELEGRAPH AND TELEPHONE CORPORATION
SECURITY         J59396101         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    23-Jun-2011
ISIN             JP3735400008      AGENDA          703115558 - Management

                                                                    FOR/AGAINST
ITEM  PROPOSAL                                    TYPE        VOTE  MANAGEMENT
----  ------------------------------------------  ----------  ----  -----------
      Please reference meeting materials.         Non-Voting
1.    Approve Appropriation of Retained Earnings  Management  For   For
2.1   Appoint a Corporate Auditor                 Management  For   For
2.2   Appoint a Corporate Auditor                 Management  For   For
2.3   Appoint a Corporate Auditor                 Management  For   For
2.4   Appoint a Corporate Auditor                 Management  For   For
2.5   Appoint a Corporate Auditor                 Management  For   For

PT INDOSAT TBK
SECURITY         Y7130D110         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    24-Jun-2011
ISIN             ID1000097405      AGENDA          703159497 - Management

                                                                                            FOR/AGAINST
ITEM  PROPOSAL                                                            TYPE        VOTE  MANAGEMENT
----  ------------------------------------------------------------------  ----------  ----  -----------
1     To approve the annual report and to ratify the company's financial  Management  For   For
      statement ended December 31, 2010
2     To approve the allocations of net profit for reserve funds,         Management  For   For
      dividends and other purposes and to approve the determination of the amount, time and manner of the payment of dividends for the financial year ended December 31, 2010
3     To determine the remuneration for the board of commissioners of     Management  For   For
      the company for 2011
4     To approve the appointment of the company's independent             Management  For   For
      auditor for the financial year ending December 31,2011
5     To approve changes to the composition of the board                  Management  For   For
      commissioners and or/directors
CMMT  PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                   Non-Voting
      IN YEAR IN RESOLUTION 1. IF-YOU HAVE ALREADY SENT IN
      YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
      UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
      INSTRUCTIONS. THANK YOU.

JSFC SISTEMA
SECURITY         48122U204         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    25-Jun-2011
ISIN             US48122U2042      AGENDA          703183842 - Management

                                                                                            FOR/AGAINST
ITEM  PROPOSAL                                                            TYPE        VOTE  MANAGEMENT
----  ------------------------------------------------------------------  ----------  ----  -----------
1     To approve the meeting procedure                                    Management  For   For
2     To approve the Annual report, Annual accounting reports,            Management  For   For
      including the profit and loss account of the Company for 2010
3     Approve the following allocation of net profit of the Company for   Management  For   For
      the year 2010:- 2,509,000,000,00 roubles shall be paid out as dividends. -To pay a dividend in the amount 0,26 roubles per ordinary share of the Company by banking transfer of the
      corresponding amounts to the bank accounts indicated by the shareholders of the Company.-To determine the term for the dividend payout of not more that 60 days since the decision to pay out dividends has been taken by the Annual general meeting of shareholders of the Company
4     To determine the number of members of the Board of Directors as     Management  For   For
      12 members
5.1   Election of Natalia Demeshkina as a member of the Revision          Management  For   For
      Commission
5.2   Election of Alexey Krupkin as a member of the Revision              Management  For   For
      Commission
5.3   Election of Ekaterina Kuznetsova as a member of the Revision        Management  For   For
      Commission
CMMT  PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS                  Non-Voting
      RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
      STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
      THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
      THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
      YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
      ANY QUESTIONS.
6.1   Election of Alexander Goncharuk as a member of the Board of         Management  For   For
      Directors of Sistema Joint Stock Financial Corporation
6.2   Election of Vladimir Evtushenkov as a member of the Board of        Management  For   For
      Directors of Sistema Joint Stock Financial Corporation
6.3   Election of Ron Sommer as a member of the Board of Directors of     Management  For   For
      Sistema Joint Stock Financial Corporation
6.4   Election of Dmitry Zubov as a member of the Board of Directors of   Management  For   For
      Sistema Joint Stock Financial Corporation
6.5   Election of Vyacheslav Kopiev as a member of the Board of           Management  For   For
      Directors of Sistema Joint Stock Financial Corporation
6.6   Election of Robert Kocharyan as a member of the Board of            Management  For   For
      Directors of Sistema Joint Stock Financial Corporation
6.7   Election of Roger Mannings a member of the Board of Directors of    Management  For   For
      Sistema Joint Stock Financial Corporation
6.8   Election of Leonid Melamed as a member of the Board of              Management  For   For
      Directors of Sistema Joint Stock Financial Corporation
6.9   Election of Evgeny Novitsky as a member of the Board of             Management  For   For
      Directors of Sistema Joint Stock Financial Corporation
6.10  Election of Serge Tchuruk as a member of the Board of Directors     Management  For   For
      of Sistema Joint Stock Financial Corporation
6.11  Election of Michael Shamolin as a member of the Board of            Management  For   For
      Directors of Sistema Joint Stock Financial Corporation
6.12  Election of David Yakobashvili as a member of the Board of          Management  For   For
      Directors of Sistema Joint Stock Financial Corporation
7.1   Approve CJSC BDO as the auditor to perform the audit for 2011 in    Management  For   For
      line with the Russian Accounting Standards
7.2   Approve CJSC Deloitte and Touche CIS as the auditor to perform      Management  For   For
      the audit for 2011 in line with the US GAAP international
      standards

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     28

ALSTOM, PARIS
SECURITY         F0259M475         MEETING TYPE    MIX
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             FR0010220475      AGENDA          703050916 - Management

                                                                                            FOR/AGAINST
ITEM  PROPOSAL                                                            TYPE        VOTE  MANAGEMENT
----  ------------------------------------------------------------------  ----------  ----  -----------
CMMT  PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY                      Non-Voting
      VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE
      OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE.
CMMT  French Resident Shareowners must complete, sign and forward         Non-Voting
      the Proxy Card-directly to the sub custodian. Please contact your
      Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non-
      Resident Shareowners:   Proxy Cards: Voting-instructions will be
      forwarded to the Global Custodians that have become-Registered
      Intermediaries, on the Vote Deadline Date. In capacity as-
      Registered Intermediary, the Global Custodian will sign the Proxy
      Card and-forward to the local custodian. If you are unsure whether your Global-Custodian acts as Registered Intermediary, please contact your representative
CMMT  PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                       Non-Voting
      INFORMATION IS AVAILABLE BY CLIC-KING ON THE
      MATERIAL URL LINKS: https://balo.journal-
      officiel.gouv.fr/pdf/2011-/0509/201105091102076.pdf AND
      https://balo.journal-officiel.gouv.fr/pdf/2011/0-
      610/201106101103537.pdf
O.1   Approval of the corporate financial statements and operations for   Management  For   For
      the financial year ended March 31, 2011
O.2   Approval of the consolidated financial statements and operations    Management  For   For
      for the financial year ended March 31, 2011
O.3   Allocation of income                                                Management  For   For
O.4   Renewal of term of Mr. Patrick Kron as Board member                 Management  For   For
O.5   Renewal of term of Mrs. Candace Beinecke as Board member            Management  For   For
O.6   Renewal of term of Mr. Jean-Martin Folz as Board member             Management  For   For
O.7   Renewal of term of Mr. James W. Leng as Board member                Management  For   For
O.8   Renewal of term of Mr. Klaus Mangold as Board member                Management  For   For
O.9   Renewal of term of Mr. Alan Thomson as Board member                 Management  For   For
O.10  Authorization to be granted to the Board of Directors to trade      Management  For   For
      Company's shares
E.11  Authorization to be granted to the Board of Directors to reduce     Management  For   For
      capital by cancellation of shares
E.12  Powers to implement decisions of the General Meeting and to         Management  For   For
      accomplish all formalities
CMMT  PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                  Non-Voting
      OF ADDITIONAL URL. IF YOU H-AVE ALREADY SENT IN
      YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
      UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
      INSTRUCTIONS. THANK YOU.

ELECTRIC POWER DEVELOPMENT CO.,LTD.
SECURITY         J12915104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3551200003      AGENDA          703132922 - Management

                                                                    FOR/AGAINST
ITEM  PROPOSAL                                    TYPE        VOTE  MANAGEMENT
----  ------------------------------------------  ----------  ----  -----------
      Please reference meeting materials.         Non-Voting
1.    Approve Appropriation of Retained Earnings  Management  For   For
2.1   Appoint a Director                          Management  For   For
2.2   Appoint a Director                          Management  For   For
2.3   Appoint a Director                          Management  For   For
2.4   Appoint a Director                          Management  For   For
2.5   Appoint a Director                          Management  For   For
2.6   Appoint a Director                          Management  For   For
2.7   Appoint a Director                          Management  For   For
2.8   Appoint a Director                          Management  For   For
2.9   Appoint a Director                          Management  For   For
2.10  Appoint a Director                          Management  For   For
2.11  Appoint a Director                          Management  For   For
2.12  Appoint a Director                          Management  For   For
2.13  Appoint a Director                          Management  For   For
3.1   Appoint a Corporate Auditor                 Management  For   For
3.2   Appoint a Corporate Auditor                 Management  For   For

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     29

CHUBU ELECTRIC POWER COMPANY,INCORPORATED
SECURITY         J06510101         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3526600006      AGENDA          703141301 - Management

                                                                                            FOR/AGAINST
ITEM  PROPOSAL                                                        TYPE         VOTE     MANAGEMENT
----  --------------------------------------------------------------  ----------   -------  -----------
      Please reference meeting materials.                             Non-Voting
1.    Approve Appropriation of Retained Earnings                      Management   For      For
2.    Amend Articles to: Allow Use of Electronic Systems for Public   Management   For      For
      Notifications
3.1   Appoint a Director                                              Management   For      For
3.2   Appoint a Director                                              Management   For      For
3.3   Appoint a Director                                              Management   For      For
3.4   Appoint a Director                                              Management   For      For
3.5   Appoint a Director                                              Management   For      For
3.6   Appoint a Director                                              Management   For      For
3.7   Appoint a Director                                              Management   For      For
3.8   Appoint a Director                                              Management   For      For
3.9   Appoint a Director                                              Management   For      For
3.10  Appoint a Director                                              Management   For      For
3.11  Appoint a Director                                              Management   For      For
3.12  Appoint a Director                                              Management   For      For
3.13  Appoint a Director                                              Management   For      For
3.14  Appoint a Director                                              Management   For      For
3.15  Appoint a Director                                              Management   For      For
3.16  Appoint a Director                                              Management   For      For
3.17  Appoint a Director                                              Management   For      For
4.1   Appoint a Corporate Auditor                                     Management   For      For
4.2   Appoint a Corporate Auditor                                     Management   For      For
4.3   Appoint a Corporate Auditor                                     Management   For      For
5.    Approve Payment of Bonuses to Directors                         Management   For      For
6.    Shareholders' Proposals: Amend Articles to Add a New Chapter    Shareholder  Against  For
      with Regard to a Roadmap to Abandon Nuclear Power Generation
7.    Shareholders' Proposals: Amend Articles to Close the Hamaoka    Shareholder  Against  For
      Nuclear Power Plant
8.    Shareholders' Proposals: Amend Articles to Add a New Chapter    Shareholder  Against  For
      with Regard to Prohibit Specific Operation of Nuclear-Power-
      Generation-related
9.    Shareholders' Proposals: Amend Articles to Add a New Chapter    Shareholder  Against  For
      with Regard to Spent Nuclear Fuel and Highly Radioactive Waste
10.   Shareholders' Proposals:  Amend Articles to Add a New Chapter   Shareholder  Against  For
      with Regard to Creation of Best Mix for Consumer Side
11.   Shareholders' Proposals: Amend Articles to Change Business      Shareholder  Against  For
      Lines

KYUSHU ELECTRIC POWER COMPANY,INCORPORATED
SECURITY         J38468104         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3246400000      AGENDA          703142428 - Management

                                                                                                   FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE         VOTE     MANAGEMENT
----  ------------------------------------------------------------------     -----------  -------  -----------
      Please reference meeting materials.                                    Non-Voting
1.    Approve Appropriation of Retained Earnings                             Management   For      For
2.1   Appoint a Director                                                     Management   For      For
2.2   Appoint a Director                                                     Management   For      For
2.3   Appoint a Director                                                     Management   For      For
2.4   Appoint a Director                                                     Management   For      For
2.5   Appoint a Director                                                     Management   For      For
2.6   Appoint a Director                                                     Management   For      For
2.7   Appoint a Director                                                     Management   For      For
2.8   Appoint a Director                                                     Management   For      For
2.9   Appoint a Director                                                     Management   For      For
2.10  Appoint a Director                                                     Management   For      For
2.11  Appoint a Director                                                     Management   For      For
2.12  Appoint a Director                                                     Management   For      For
2.13  Appoint a Director                                                     Management   For      For
2.14  Appoint a Director                                                     Management   For      For
3.1   Appoint a Corporate Auditor                                            Management   For      For
3.2   Appoint a Corporate Auditor                                            Management   For      For
4.    Appoint a Substitute Corporate Auditor                                 Management   For      For
5.    Shareholders' Proposals: Amend Articles of Incorporation (1)           Shareholder  Against  For
      (Require Additional Article of " Declaration of Nuclear Power
      Generation" to Promise to Close Nuclear Power Stations
      Gradually from Older Ones, and Neither to Make New Site
      Selections nor to Build Additional Stations)
6.    Shareholders' Proposals: Amend Articles of Incorporation (2)           Shareholder  Against  For
      (Require Additional Article of Establishment of Division for Natural
      Energy Power Generation)
7.    Shareholders' Proposals: Amend Articles of Incorporation (3)           Shareholder  Against  For
      (Require Additional Article of Establishment of "Research
      Committee for Nuclear Power Station, Earthquake/Tsunami and
      Volcanic Activity")
8.    Shareholders' Proposals: Amend Articles of Incorporation (4)           Shareholder  Against  For
      (Require Additional Article of "Declaration of Pluthermal Power
      Generation" to Promise to Close Pluthermal Power Generations)

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     30

HOKURIKU ELECTRIC POWER COMPANY
SECURITY         J22050108         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3845400005      AGENDA          703153394 - Management

                                                                 FOR/AGAINST
ITEM  PROPOSAL                                 TYPE        VOTE  MANAGEMENT
----  ---------------------------------------  ----------  ----  -----------
1     Approve Appropriation of Profits         Management  For   For
2.1   Appoint a Director                       Management  For   For
2.2   Appoint a Director                       Management  For   For
2.3   Appoint a Director                       Management  For   For
2.4   Appoint a Director                       Management  For   For
2.5   Appoint a Director                       Management  For   For
2.6   Appoint a Director                       Management  For   For
2.7   Appoint a Director                       Management  For   For
2.8   Appoint a Director                       Management  For   For
2.9   Appoint a Director                       Management  For   For
2.10  Appoint a Director                       Management  For   For
2.11  Appoint a Director                       Management  For   For
3     Approve Payment of Bonuses to Directors  Management  For   For

THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED
SECURITY         J86914108         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    28-Jun-2011
ISIN             JP3585800000      AGENDA          703157087 - Management

                                                                                               FOR/AGAINST
ITEM  PROPOSAL                                                         TYPE         VOTE       MANAGEMENT
----  ---------------------------------------------------------------  -----------  ---------  -----------
      Please reference meeting materials.                              Non-Voting
1.1   Election of a Director                                           Management   No Action
1.2   Election of a Director                                           Management   No Action
1.3   Election of a Director                                           Management   No Action
1.4   Election of a Director                                           Management   No Action
1.5   Election of a Director                                           Management   No Action
1.6   Election of a Director                                           Management   No Action
1.7   Election of a Director                                           Management   No Action
1.8   Election of a Director                                           Management   No Action
1.9   Election of a Director                                           Management   No Action
1.10  Election of a Director                                           Management   No Action
1.11  Election of a Director                                           Management   No Action
1.12  Election of a Director                                           Management   No Action
1.13  Election of a Director                                           Management   No Action
1.14  Election of a Director                                           Management   No Action
1.15  Election of a Director                                           Management   No Action
1.16  Election of a Director                                           Management   No Action
1.17  Election of a Director                                           Management   No Action
2.1   Election of an Auditor                                           Management   For        For
2.2   Election of an Auditor                                           Management   For        For
3.    Shareholders' Proposals : Partial Amendments to the Articles of  Shareholder  Against    For
      Incorporation

FURUKAWA ELECTRIC CO.,LTD.
SECURITY         J16464117         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3827200001      AGENDA          703132629 - Management

                                                                    FOR/AGAINST
ITEM  PROPOSAL                                    TYPE        VOTE  MANAGEMENT
----  ------------------------------------------  ----------  ----  ----------
      Please reference meeting materials.         Non-Voting
1.    Approve Appropriation of Retained Earnings  Management  For   For
2.1   Appoint a Director                          Management  For   For
2.2   Appoint a Director                          Management  For   For
2.3   Appoint a Director                          Management  For   For
2.4   Appoint a Director                          Management  For   For
2.5   Appoint a Director                          Management  For   For
2.6   Appoint a Director                          Management  For   For
2.7   Appoint a Director                          Management  For   For
2.8   Appoint a Director                          Management  For   For
2.9   Appoint a Director                          Management  For   For
2.10  Appoint a Director                          Management  For   For
2.11  Appoint a Director                          Management  For   For
2.12  Appoint a Director                          Management  For   For

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     31

HOKKAIDO ELECTRIC POWER COMPANY,INCORPORATED
SECURITY          J21378104        MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3850200001      AGENDA          703142430 - Management

                                                                    FOR/AGAINST
ITEM  PROPOSAL                                    TYPE        VOTE  MANAGEMENT
----  ------------------------------------------  ----------  ----  ----------
      Please reference meeting materials.         Non-Voting
1.    Approve Appropriation of Retained Earnings  Management  For   For
2.    Approve Payment of Bonuses to Directors     Management  For   For
3.1   Appoint a Director                          Management  For   For
3.2   Appoint a Director                          Management  For   For
3.3   Appoint a Director                          Management  For   For
3.4   Appoint a Director                          Management  For   For
3.5   Appoint a Director                          Management  For   For
3.6   Appoint a Director                          Management  For   For
3.7   Appoint a Director                          Management  For   For
3.8   Appoint a Director                          Management  For   For
3.9   Appoint a Director                          Management  For   For
3.10  Appoint a Director                          Management  For   For
3.11  Appoint a Director                          Management  For   For
3.12  Appoint a Director                          Management  For   For
3.13  Appoint a Director                          Management  For   For
4.    Appoint a Corporate Auditor                 Management  For   For

SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED
SECURITY         J72079106         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3350800003      AGENDA          703142531 - Management

                                                                                          FOR/AGAINST
ITEM  PROPOSAL                                                             TYPE     VOTE  MANAGEMENT
----  ----------------------------------------------------------------  ----------  ----  ----------
      Please reference meeting materials.                               Non-Voting
1.    Approve Appropriation of Retained Earnings                        Management  For   For
2.    Amend Articles to: Allow Disclosure of Shareholder Meeting        Management  For   For
      Materials on the Internet, Reduce Term of Office of Directors to
      One Year, Allow Electronic Records for BOD Resolution, Adopt
      Reduction of Liability System for All Directors and All Auditors
3.    Approve Purchase of Own Shares                                    Management  For   For
4.1   Appoint a Director                                                Management  For   For
4.2   Appoint a Director                                                Management  For   For
4.3   Appoint a Director                                                Management  For   For
4.4   Appoint a Director                                                Management  For   For
4.5   Appoint a Director                                                Management  For   For
4.6   Appoint a Director                                                Management  For   For
4.7   Appoint a Director                                                Management  For   For
4.8   Appoint a Director                                                Management  For   For
4.9   Appoint a Director                                                Management  For   For
4.10  Appoint a Director                                                Management  For   For
4.11  Appoint a Director                                                Management  For   For
4.12  Appoint a Director                                                Management  For   For
4.13  Appoint a Director                                                Management  For   For
5.1   Appoint a Corporate Auditor                                       Management  For   For
5.2   Appoint a Corporate Auditor                                       Management  For   For
6.    Approve Provision of Retirement Allowance for Retiring Directors  Management  For   For
      and Retiring Corporate Auditors

THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED
SECURITY         J30169106         MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3228600007      AGENDA          703150881 - Management

                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                          TYPE         VOTE     MANAGEMENT
----  ----------------------------------------------------------------  ----------   ------   ----------
      Please reference meeting materials.                               Non-Voting
1.    Approve Appropriation of Retained Earnings                        Management   For      For
2.1   Appoint a Director                                                Management   For      For
2.2   Appoint a Director                                                Management   For      For
2.3   Appoint a Director                                                Management   For      For
2.4   Appoint a Director                                                Management   For      For
2.5   Appoint a Director                                                Management   For      For
2.6   Appoint a Director                                                Management   For      For
2.7   Appoint a Director                                                Management   For      For
2.8   Appoint a Director                                                Management   For      For
2.9   Appoint a Director                                                Management   For      For
2.10  Appoint a Director                                                Management   For      For
2.11  Appoint a Director                                                Management   For      For
2.12  Appoint a Director                                                Management   For      For
2.13  Appoint a Director                                                Management   For      For
2.14  Appoint a Director                                                Management   For      For
2.15  Appoint a Director                                                Management   For      For
2.16  Appoint a Director                                                Management   For      For
2.17  Appoint a Director                                                Management   For      For
2.18  Appoint a Director                                                Management   For      For
2.19  Appoint a Director                                                Management   For      For
3.1   Appoint a Corporate Auditor                                       Management   For      For
3.2   Appoint a Corporate Auditor                                       Management   For      For
3.3   Appoint a Corporate Auditor                                       Management   For      For

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     32

                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                          TYPE         VOTE     MANAGEMENT
----  ----------------------------------------------------------------  ----------   -------  ----------
3.4   Appoint a Corporate Auditor                                       Management   For      For
3.5   Appoint a Corporate Auditor                                       Management   For      For
3.6   Appoint a Corporate Auditor                                       Management   For      For
3.7   Appoint a Corporate Auditor                                       Management   For      For
4.    Approve Payment of Bonuses to Directors                           Management   For      For
5.    Shareholders' Proposal: Amend Articles of Incorporation- Require  Shareholder  Against  For
      Additional Article to Run the Company Based on International
      Corporate Social Responsibility (CSR) Standards
6.    Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Amendment of Article with Regard to Official Minutes of
      Shareholders' Meeting for Website Disclosure
7.    Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Reduce Total Number of Directors within 12
8.    Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Reduce Total Number of Corporate Auditors within 6, and
      Ensure 3 of  them Recommended by Environmental NGOs
9.    Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Business Operation
      Based on CSR For Global Environment Conservation
10.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Business Operation
      Based on CSR to Declare Change From Nuclear Power
      Generation to Natural Energy Generation
11.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Business Operation
      Based on CSR to Abandon All-Electric Policy
12.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Business Operation
      Based on CSR to Improve Basic Human Rights for Employees,
      Consumers and Local Residents, and Always Prioritize
      Improvement of Work Environment of Whole Group of the
      Company
13.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Business Operation
      Based on CSR to Always Prioritize Business Investment and
      Manpower Maintenance For Enhancement Lifeline Utilities
14.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Business Operation
      Based on CSR to Develop Power Network Throughout Japan
15.   Shareholders' Proposals: Approve Appropriation of Retained        Shareholder  Against  For
      Earnings
16.   Shareholders' Proposals: Remove a Director                        Shareholder  Against  For
17.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Close of Nuclear Power Stations Without Radiation
      Treatment System
18.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Suspension of
      Compensation for Directors Until Abandonment of Nuclear Power
      Generation
19.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Establishment of
      Examination Committee for Seismic Adequacy of Nuclear Power
      Stations
20.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Abandonment of
      Nuclear Fuel Reprocessing
21.   Shareholders' Proposals: Amend Articles of Incorporation-         Shareholder  Against  For
      Require Additional Article With Regard to Freeze Plutonium-
      thermal Project

THE CHUGOKU ELECTRIC POWER COMPANY,INCORPORATED
SECURITY          J07098106        MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3522200009      AGENDA          703150918 - Management

                                                                                            FOR/AGAINST
ITEM  PROPOSAL                                                        TYPE         VOTE     MANAGEMENT
----  --------------------------------------------------------------  ----------   ----     ----------
      Please reference meeting materials.                             Non-Voting
1.    Approve Appropriation of Retained Earnings                      Management   For      For
2.1   Appoint a Director                                              Management   For      For
2.2   Appoint a Director                                              Management   For      For
2.3   Appoint a Director                                              Management   For      For
2.4   Appoint a Director                                              Management   For      For
2.5   Appoint a Director                                              Management   For      For
2.6   Appoint a Director                                              Management   For      For
2.7   Appoint a Director                                              Management   For      For
2.8   Appoint a Director                                              Management   For      For
2.9   Appoint a Director                                              Management   For      For
2.10  Appoint a Director                                              Management   For      For
2.11  Appoint a Director                                              Management   For      For
2.12  Appoint a Director                                              Management   For      For
2.13  Appoint a Director                                              Management   For      For
2.14  Appoint a Director                                              Management   For      For
2.15  Appoint a Director                                              Management   For      For
3.    Appoint a Corporate Auditor                                     Management   For      For
4.    Shareholders' Proposals: Approve Appropriation of Retained      Shareholder  Against  For
      Earnings
5.    Shareholders' Proposals: Amend Articles to Halt and Control     Shareholder  Against  For
      Nuclear Power Plants
6.    Shareholders' Proposals: Amend Articles to Abandon Plan to      Shareholder  Against  For
      Build Kaminoseki Nuclear Plant and Abolish Construction of New
      Nuclear Plants
7.    Shareholders' Proposals: Amend Articles to Abolish SLAP         Shareholder  Against  For
      Litigation
8.    Shareholders' Proposals: Remove a Director                      Shareholder  Against  For
9.    Shareholders' Proposals: Appoint a Director                     Shareholder  Against  For

ProxyEdge
Meeting Date Range: 07/01/2010 to 06/30/2011             Report Date: 07/08/2011
The Gabelli Utility Trust                                                     33

TOHOKU ELECTRIC POWER COMPANY,INCORPORATED
SECURITY          J85108108        MEETING TYPE    Annual General Meeting
TICKER SYMBOL                      MEETING DATE    29-Jun-2011
ISIN             JP3605400005      AGENDA          703169032 - Management

                                                                                                   FOR/AGAINST
ITEM  PROPOSAL                                                               TYPE         VOTE     MANAGEMENT
----  ---------------------------------------------------------------------  ----------   ----     ----------
      Please reference meeting materials.                                    Non-Voting
1.    Approve Appropriation of Retained Earnings                             Management   For      For
2.1   Appoint a Director                                                     Management   For      For
2.2   Appoint a Director                                                     Management   For      For
2.3   Appoint a Director                                                     Management   For      For
2.4   Appoint a Director                                                     Management   For      For
2.5   Appoint a Director                                                     Management   For      For
2.6   Appoint a Director                                                     Management   For      For
2.7   Appoint a Director                                                     Management   For      For
2.8   Appoint a Director                                                     Management   For      For
2.9   Appoint a Director                                                     Management   For      For
2.10  Appoint a Director                                                     Management   For      For
2.11  Appoint a Director                                                     Management   For      For
2.12  Appoint a Director                                                     Management   For      For
2.13  Appoint a Director                                                     Management   For      For
2.14  Appoint a Director                                                     Management   For      For
2.15  Appoint a Director                                                     Management   For      For
2.16  Appoint a Director                                                     Management   For      For
2.17  Appoint a Director                                                     Management   For      For
3.1   Appoint a Corporate Auditor                                            Management   For      For
3.2   Appoint a Corporate Auditor                                            Management   For      For
3.3   Appoint a Corporate Auditor                                            Management   For      For
3.4   Appoint a Corporate Auditor                                            Management   For      For
3.5   Appoint a Corporate Auditor                                            Management   For      For
4.    Approve Payment of Bonuses to Directors                                Management   For      For
5.    Shareholders' Proposals: Amend Articles of Incorporation (1) -         Shareholder  Against  For
      Shut Down Nuclear Power Stations
6.    Shareholders' Proposals: Amend Articles of Incorporation (2) -         Shareholder  Against  For
      Abandon Investment to Nuclear Fuel Recycling Project
7.    Shareholders' Proposals: Disapprove Payment of Bonus to                Shareholder  Against  For
      Directors (This proposal is the counter-proposal for "Approval of
      Payment of Bonuses to Directors" proposed by Management in proposal #4. If you vote for both proposals, all your vote for these two proposals will be treated as invalid.)

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The  Gabelli  Utility  Trust

By (Signature and Title)* /s/ Bruce N. Alpert
                          ------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date August 10, 2011

----------
* Print the name and title of each signing officer under his or her signature.